Portfolio of Investments
Touchstone Active Bond Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 40.2%
	Financials — 10.7%
$ 783,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	$ 724,851
1,107,000	American Express Co., 5.282%, 7/27/29	1,119,352
876,000	American Tower Corp. REIT, 5.900%, 11/15/33	902,768
672,000	Bank of America Corp., 2.687%, 4/22/32	577,892
647,000	Bank of America Corp., 3.705%, 4/24/28	630,133
775,000	Bank of Montreal (Canada), 3.803%, 12/15/32	741,615
862,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	892,846
853,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	789,449
1,282,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,082,811
522,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	436,518
1,505,000	Citigroup, Inc., 4.542%, 9/19/30	1,462,667
550,000	Citigroup, Inc., 6.174%, 5/25/34	560,757
883,000	Citizens Bank NA, 4.575%, 8/9/28	874,861
1,172,000	Corestates Capital III, 144a, (TSFR3M + 0.832%), 5.355%, 2/15/27(A)	1,156,211
1,031,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	879,012
454,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	441,023
1,083,000	JPMorgan Chase & Co., 2.956%, 5/13/31	968,801
831,000	JPMorgan Chase & Co., 3.509%, 1/23/29	797,342
774,000	JPMorgan Chase & Co., 4.946%, 10/22/35	745,611
1,047,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,079,019
774,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	751,805
1,055,000	Mastercard, Inc., 2.000%, 11/18/31	876,523
813,000	Morgan Stanley, 3.950%, 4/23/27	796,572
705,000	Morgan Stanley, 5.297%, 4/20/37	685,356
802,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	766,696
1,022,292	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	767,001
1,134,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(A)	1,115,902
940,000	Royal Bank of Canada (Canada), MTN, 4.969%, 8/2/30	932,697
1,364,000	State Street Corp., (TSFR3M + 1.262%), 5.620%, 6/15/47(A)	1,258,531
1,625,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 5.455%, 5/15/27(A)	1,600,921
684,000	US Bancorp, 4.967%, 7/22/33	655,367
		27,070,910
	Industrials — 5.3%
1,057,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	926,426
853,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	876,397
771,000	FedEx Corp., 5.100%, 1/15/44	703,857
1,085,000	Ingersoll Rand, Inc., 5.176%, 6/15/29	1,096,124
1,214,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,211,891
777,000	Keysight Technologies, Inc., 4.950%, 10/15/34	747,924
692,000	Norfolk Southern Corp., 4.837%, 10/1/41	631,853
580,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	583,873
698,000	RTX Corp., 6.400%, 3/15/54	760,390
1,478,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 6.520%, 2/15/42(A)	1,320,522
1,198,000	Timken Co. (The), 4.500%, 12/15/28	1,175,015
1,110,000	Waste Management, Inc., 4.875%, 2/15/34	1,088,793
1,574,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,513,634
570,000	WestRock MWV LLC, 8.200%, 1/15/30	646,607
		13,283,306
	Consumer Discretionary — 4.5%
1,534,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,237,377
Principal Amount		Market Value
	Corporate Bonds — 40.2% (Continued)
	Consumer Discretionary — 4.5% (Continued)
$ 1,016,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	$ 1,002,268
782,000	Ford Motor Credit Co. LLC, 5.303%, 9/6/29	766,202
1,933,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,655,814
481,000	Home Depot, Inc. (The), 5.950%, 4/1/41	505,286
847,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	851,268
1,017,000	Imperial Brands Finance PLC (United Kingdom), 144a, 6.125%, 7/27/27	1,044,390
953,000	Lowe's Cos., Inc., 4.500%, 4/15/30	934,865
748,000	Mattel, Inc., 5.450%, 11/1/41	669,423
1,238,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,156,792
992,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	933,667
866,000	Warnermedia Holdings, Inc., 5.141%, 3/15/52	646,502
		11,403,854
	Consumer Staples — 4.2%
572,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	520,600
1,052,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	1,011,099
938,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	861,777
966,000	Cargill, Inc., 144a, 4.760%, 11/23/45	855,333
1,617,000	Coca-Cola Co. (The), 2.500%, 3/15/51	949,651
200,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	199,396
982,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	797,961
536,000	Kroger Co. (The), 5.000%, 4/15/42	484,440
795,000	Mars, Inc., 144a, 3.875%, 4/1/39	665,991
1,668,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,343,150
1,149,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,151,497
568,000	Starbucks Corp., 3.350%, 3/12/50	379,937
687,000	Tyson Foods, Inc., 5.400%, 3/15/29	694,589
686,000	Walmart, Inc., 4.500%, 9/9/52	599,591
		10,515,012
	Energy — 3.8%
200,000	3R Lux Sarl (Brazil), 144a, 9.750%, 2/5/31	206,180
1,070,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,005,009
866,000	Apache Corp., 5.100%, 9/1/40	754,557
954,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	827,204
300,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	277,593
1,054,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,132,356
1,011,000	HF Sinclair Corp., 5.000%, 2/1/28	998,660
553,308	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	459,513
988,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	968,990
1,052,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,178,600
887,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,011,701
100,000	Petroleos del Peru SA (Peru), 144a, 4.750%, 6/19/32	75,231
100,000	Petroleos del Peru SA (Peru), 144a, 5.625%, 6/19/47	63,689
827,000	Western Midstream Operating LP, 5.250%, 2/1/50	708,070
35,000	YPF SA (Argentina), 144a, 6.950%, 7/21/27	34,252
		9,701,605
	Health Care — 2.9%
692,000	AbbVie, Inc., 4.450%, 5/14/46	588,989
777,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	570,734
910,000	Amgen, Inc., 5.150%, 3/2/28	916,549
654,000	Becton Dickinson & Co., 4.685%, 12/15/44	565,804
723,000	CommonSpirit Health, 4.187%, 10/1/49	566,641

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 40.2% (Continued)
	Health Care — 2.9% (Continued)
$ 661,000	CVS Health Corp., 5.125%, 7/20/45	$ 556,497
884,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	689,616
795,000	Elevance Health, Inc., 4.750%, 2/15/33	762,318
708,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	696,830
911,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	720,786
922,000	Viatris, Inc., 2.700%, 6/22/30	800,101
		7,434,865
	Communication Services — 2.8%
1,135,000	AT&T, Inc., 3.800%, 12/1/57	784,672
536,000	AT&T, Inc., 4.500%, 5/15/35	495,798
432,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.384%, 10/23/35	431,386
602,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	569,343
673,000	Comcast Corp., 4.000%, 3/1/48	511,864
1,148,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,119,735
991,000	T-Mobile USA, Inc., 3.875%, 4/15/30	932,389
472,000	T-Mobile USA, Inc., 5.750%, 1/15/54	462,164
932,000	Verizon Communications, Inc., 2.987%, 10/30/56	553,895
1,404,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,304,063
		7,165,309
	Information Technology — 2.1%
1,203,000	Apple, Inc., 4.650%, 2/23/46	1,102,594
1,265,000	Broadcom, Inc., 144a, 3.419%, 4/15/33	1,107,577
1,098,000	Marvell Technology, Inc., 2.950%, 4/15/31	963,441
566,000	Micron Technology, Inc., 2.703%, 4/15/32	474,520
236,000	Micron Technology, Inc., 6.750%, 11/1/29	251,335
1,482,000	Microsoft Corp., 2.525%, 6/1/50	914,772
332,000	Oracle Corp., 3.600%, 4/1/40	259,954
266,000	Oracle Corp., 4.300%, 7/8/34	244,710
		5,318,903
	Utilities — 2.0%
1,513,000	CMS Energy Corp., 4.750%, 6/1/50	1,433,484
616,000	Duke Energy Progress LLC, 4.150%, 12/1/44	501,703
614,000	Edison International, 4.125%, 3/15/28	595,529
763,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	681,132
566,000	Georgia Power Co., 5.950%, 2/1/39	571,780
959,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	577,011
738,000	PacifiCorp., 5.750%, 4/1/37	742,459
		5,103,098
	Real Estate — 1.3%
837,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	827,441
1,017,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	937,785
595,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	594,494
374,000	Store Capital LLC REIT, 2.700%, 12/1/31	307,813
116,000	Store Capital LLC REIT, 2.750%, 11/18/30	100,096
635,000	Store Capital LLC REIT, 4.625%, 3/15/29	611,652
		3,379,281
	Materials — 0.6%
421,000	Braskem America Finance Co. (Brazil), 144a, 7.125%, 7/22/41	355,144
381,000	Celanese US Holdings LLC, 6.379%, 7/15/32	387,109
Principal Amount		Market Value
	Corporate Bonds — 40.2% (Continued)
	Materials — 0.6% (Continued)
$ 683,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	$ 575,089
200,000	WE Soda Investments Holding PLC (Turkey), 144a, 9.500%, 10/6/28	205,200
		1,522,542
	Total Corporate Bonds	$101,898,685
	U.S. Treasury Obligations — 22.4%
2,180,000	U.S. Treasury Bond, 2.250%, 2/15/52	1,324,009
1,730,000	U.S. Treasury Bond, 2.875%, 5/15/52	1,211,946
7,230,000	U.S. Treasury Bond, 4.125%, 8/15/44	6,549,928
1,455,000	U.S. Treasury Bond, 4.250%, 8/15/54	1,331,098
2,900,000	U.S. Treasury Note, 3.375%, 5/15/33	2,665,281
11,315,000	U.S. Treasury Note, 3.500%, 9/30/29	10,885,826
555,000	U.S. Treasury Note, 3.875%, 8/15/34	524,909
2,540,000	U.S. Treasury Note, 4.125%, 10/31/26	2,534,047
6,450,000	U.S. Treasury Note, 4.125%, 10/31/31	6,312,937
22,540,000	U.S. Treasury Note, 4.250%, 11/15/34	21,958,891
1,355,000	U.S. Treasury Note, 4.375%, 7/31/26	1,357,170
	Total U.S. Treasury Obligations	$56,656,042
	Non-Agency Collateralized Mortgage Obligations — 8.8%
787	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 5.004%, 3/25/35(A)(B)	772
915,827	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.644%, 10/25/45(A)(B)	855,502
1,427,263	Agate Bay Mortgage Trust, Ser 2015-7, Class B2, 144a, 3.644%, 10/25/45(A)(B)	1,330,572
705,230	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(B)	697,094
781,395	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(B)	755,177
865,785	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(B)	825,209
494,098	COLT Mortgage Loan Trust, Ser 2022-6, Class A1, 144a, 4.650%, 6/27/67(A)(B)	486,175
320,094	CSMC Trust, Ser 2013-7, Class B3, 144a, 3.545%, 8/25/43(A)(B)	303,004
348,125	CSMC Trust, Ser 2014-OAK1, Class B4, 144a, 3.620%, 11/25/44(A)(B)	332,465
675,855	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.894%, 1/25/45(A)(B)	638,701
744,284	CSMC Trust, Ser 2015-2, Class B4, 144a, 3.883%, 2/25/45(A)(B)	691,455
627,380	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.767%, 12/25/44(A)(B)	593,755
737,824	CSMC Trust, Ser 2018-J1, Class B2, 144a, 3.579%, 2/25/48(A)(B)	658,147
936,502	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(B)	890,666
1,087,264	EverBank Mortgage Loan Trust, Ser 2018-1, Class B2, 144a, 3.568%, 2/25/48(A)(B)	962,794
995,663	EverBank Mortgage Loan Trust, Ser 2018-1, Class B3, 144a, 3.568%, 2/25/48(A)(B)	876,619
20,407	Galton Funding Mortgage Trust, Ser 2019-1, Class A22, 144a, 4.000%, 2/25/59(A)(B)	19,012
986,695	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(B)	948,805
259,405	GS Mortgage-Backed Securities Corp. Trust, Ser 2020-PJ3, Class A14, 144a, 3.000%, 10/25/50(A)(B)	219,568
668,933	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(B)	578,431
13,402	JP Morgan Mortgage Trust, Ser 2005-A1, Class 2A1, 6.216%, 2/25/35(A)(B)	13,083

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.8% (Continued)
$ 14,020	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 6.100%, 6/25/36(A)(B)	$ 9,752
368,422	JP Morgan Mortgage Trust, Ser 2015-IVR2, Class B3, 144a, 6.330%, 1/25/45(A)(B)	369,296
1,401,743	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(B)	1,234,113
162,710	JP Morgan Mortgage Trust, Ser 2019-INV1, Class A15, 144a, 4.000%, 10/25/49(A)(B)	151,050
1,104,975	JP Morgan Mortgage Trust, Ser 2021-11, Class A3, 144a, 2.500%, 1/25/52(A)(B)	880,441
14,981	MASTR Alternative Loan Trust, Ser 2004-7, Class 10A1, 6.000%, 6/25/34	14,501
718,087	Mello Mortgage Capital Acceptance, Ser 2022-INV2, Class A15, 144a, 3.000%, 4/25/52(A)(B)	593,151
1,100,000	Mill City Mortgage Loan Trust, Ser 2016-1, Class B2, 144a, 3.987%, 4/25/57(A)(B)	1,019,171
947,979	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(B)	828,076
134,843	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	57,757
73,722	Sequoia Mortgage Trust, Ser 2013-10, Class B2, 144a, 3.534%, 8/25/43(A)(B)	71,241
82,666	Sequoia Mortgage Trust, Ser 2013-5, Class B1, 144a, 3.491%, 5/25/43(A)(B)	79,638
499,410	Sequoia Mortgage Trust, Ser 2017-2, Class A1, 144a, 3.500%, 2/25/47(A)(B)	442,367
1,000,000	Towd Point Mortgage Trust, Ser 2017-1, Class B1, 144a, 3.848%, 10/25/56(A)(B)	909,236
800,000	Towd Point Mortgage Trust, Ser 2017-4, Class B1, 144a, 3.674%, 6/25/57(A)(B)	691,588
800,000	Towd Point Mortgage Trust, Ser 2019-4, Class A2, 144a, 3.250%, 10/25/59(A)(B)	715,318
801,500	Verus Securitization Trust, Ser 2022-3, Class A1, 144a, 4.130%, 2/25/67(A)(B)	754,309
39,506	Washington Mutual Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	34,516
877,899	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Class A3, 144a, 2.500%, 12/25/50(A)(B)	775,657
	Total Non-Agency Collateralized Mortgage Obligations	$22,308,184
	U.S. Government Mortgage-Backed Obligations — 7.5%
32,152	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.742%, 4/1/37(A)	32,569
5,337	FHLMC, Pool #A12886, 5.000%, 8/1/33	5,323
39,289	FHLMC, Pool #A13842, 6.000%, 9/1/33	39,978
3,101	FHLMC, Pool #A21415, 5.000%, 5/1/34	3,083
8,056	FHLMC, Pool #A35682, 5.000%, 7/1/35	7,960
3,585	FHLMC, Pool #A36523, 5.000%, 8/1/35	3,544
16,630	FHLMC, Pool #A46590, 5.000%, 8/1/35	16,543
1,835	FHLMC, Pool #A64971, 5.500%, 8/1/37	1,847
1,204,251	FHLMC, Pool #A89148, 4.000%, 10/1/39	1,137,340
29,598	FHLMC, Pool #A96485, 4.500%, 1/1/41	28,724
203,855	FHLMC, Pool #A97897, 4.500%, 4/1/41	197,831
9,260	FHLMC, Pool #C62740, 7.000%, 1/1/32	9,605
6,648	FHLMC, Pool #C72254, 6.500%, 7/1/32	6,796
2,056	FHLMC, Pool #C90986, 7.000%, 6/1/26	2,133
5,850	FHLMC, Pool #G02184, 5.000%, 4/1/36	5,807
1,050,477	FHLMC, Pool #G05624, 4.500%, 9/1/39	1,019,460
94,845	FHLMC, Pool #G05733, 5.000%, 11/1/39	94,605
4,926	FHLMC, Pool #J13584, 3.500%, 11/1/25	4,898
791,095	FHLMC REMIC, Pool #SD1436, 4.500%, 8/1/52	745,616
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 7.5% (Continued)
$ 676,400	FHLMC REMIC, Pool #SD1620, 5.000%, 9/1/52	$ 654,870
815,247	FHLMC REMIC, Pool #SD5007, 5.000%, 9/1/53	787,813
51	FNMA, Pool #255628, 5.500%, 2/1/25	51
933	FNMA, Pool #540040, 7.500%, 6/1/28	931
5,382	FNMA, Pool #561741, 7.500%, 1/1/31	5,497
8,627	FNMA, Pool #640291, 7.000%, 8/1/32	8,938
8,106	FNMA, Pool #670402, 6.500%, 6/1/32	8,327
59,686	FNMA, Pool #745257, 6.000%, 1/1/36	61,912
39,023	FNMA, Pool #748895, 6.000%, 12/1/33	39,081
28,013	FNMA, Pool #810049, 5.500%, 3/1/35	28,244
20,498	FNMA, Pool #819297, 6.000%, 9/1/35	21,195
430,749	FNMA, Pool #881279, 5.000%, 11/1/36	429,088
12,953	FNMA, Pool #889060, 6.000%, 1/1/38	13,761
29,413	FNMA, Pool #889061, 6.000%, 1/1/38	30,500
961	FNMA, Pool #895657, 6.500%, 8/1/36	970
52,893	FNMA, Pool #905049, 5.500%, 11/1/36	53,290
143,112	FNMA, Pool #928553, 5.500%, 8/1/37	144,765
104,493	FNMA, Pool #931535, 5.500%, 7/1/39	104,234
71,988	FNMA, Pool #AA3467, 4.500%, 4/1/39	69,770
115,235	FNMA, Pool #AA4584, 4.500%, 4/1/39	111,684
27,106	FNMA, Pool #AB1800, 4.000%, 11/1/40	25,566
11,946	FNMA, Pool #AB2452, 4.000%, 3/1/26	11,865
507	FNMA, Pool #AD3775, 4.500%, 3/1/25	506
21,675	FNMA, Pool #AD6193, 5.000%, 6/1/40	21,123
40,731	FNMA, Pool #AE1568, 4.000%, 9/1/40	38,417
217,407	FNMA, Pool #AE2497, 4.500%, 9/1/40	210,704
27,015	FNMA, Pool #AE5441, 5.000%, 10/1/40	26,911
70,464	FNMA, Pool #AH1135, 5.000%, 1/1/41	70,193
6,055	FNMA, Pool #AH3671, 4.000%, 2/1/26	6,014
210,705	FNMA, Pool #AH6622, 4.000%, 3/1/41	198,728
202,923	FNMA, Pool #AL0150, 4.000%, 2/1/41	191,390
37,138	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,995
251,671	FNMA, Pool #AS0779, 4.000%, 10/1/43	236,460
1,786,387	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,408,009
690,391	FNMA, Pool #BW2258, 4.500%, 7/1/52	650,085
1,184,052	FNMA, Pool #FM4660, 2.000%, 10/1/35	1,053,916
1,207,463	FNMA, Pool #FM4702, 2.500%, 10/1/50	1,001,395
1,780,384	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,397,739
850,202	FNMA, Pool #FM8360, 2.500%, 8/1/51	705,616
820,533	FNMA, Pool #FM8361, 2.500%, 8/1/51	677,907
1,042,435	FNMA, Pool #FM9905, 2.500%, 12/1/51	854,693
883,839	FNMA, Pool #FM9907, 2.500%, 12/1/51	725,497
668,000	FNMA, Pool #FS2906, 5.000%, 9/1/52	647,072
1,669,606	FNMA, Pool #FS7278, 5.000%, 11/1/53	1,612,404
766,663	FNMA, Pool #MA4128, 2.000%, 9/1/40	641,070
503,978	GNMA, Pool #4424, 5.000%, 4/20/39	502,500
	Total U.S. Government Mortgage-Backed Obligations	$18,891,358
	Commercial Mortgage-Backed Securities — 6.7%
500,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	482,471
970,000	BANK, Ser 2020-BN26, Class A4, 2.403%, 3/15/63	845,223
1,230,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(B)	1,060,801
525,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(B)	543,540
305,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(B)	282,973
830,000	Citigroup Commercial Mortgage Trust, Ser 2020-GC46, Class A5, 2.717%, 2/15/53	728,143
1,566,734	CSMC, Ser 2021-B33, Class A1, 144a, 3.053%, 10/10/43	1,454,130

Touchstone Active Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 6.7% (Continued)
$ 550,000	Eleven Madison Trust Mortgage Trust, Ser 2015-11MD, Class C, 144a, 3.555%, 9/10/35(A)(B)	$ 527,356
750,000	GS Mortgage Securities Corp. Trust, Ser 2020-UPTN, Class E, 144a, 3.246%, 2/10/37(A)(B)	748,064
1,750,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(B)	1,516,224
1,325,000	GS Mortgage Securities Trust, Ser 2020-GC47, Class A5, 2.377%, 5/12/53	1,148,147
765,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.962%, 10/15/36(A)	749,411
528,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-NINE, Class B, 144a, 2.854%, 9/6/38(A)(B)	504,033
755,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2017-JP7, Class A5, 3.454%, 9/15/50	721,602
515,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	489,245
1,200,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.714%, 11/15/35(A)	1,116,429
1,210,000	Morgan Stanley Capital I Trust, Ser 2018-H3, Class A5, 4.177%, 7/15/51	1,174,516
340,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	324,971
385,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Class AS, 4.013%, 12/15/48	379,992
2,380,000	Wells Fargo Commercial Mortgage Trust, Ser 2019-C53, Class A4, 3.040%, 10/15/52	2,170,432
	Total Commercial Mortgage-Backed Securities	$16,967,703
	Agency Collateralized Mortgage Obligations — 6.5%
2,085,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	1,444,040
2,850,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	2,022,971
72,499	FNMA REMIC, Ser 2003-32, Class BZ, 6.000%, 11/25/32	73,790
6,539	FNMA REMIC, Ser 2015-51, Class KC, 3.000%, 6/25/45	6,158
1,420,000	FNMA REMIC, Ser 2017-37, Class AY, 3.000%, 5/25/47	1,063,515
278,061	FNMA REMIC, Ser 2017-90, Class KA, 3.000%, 11/25/47	256,384
1,800,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,386,856
2,500,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,841,818
2,550,000	FNMA REMIC, Ser 2022-17, Class UV, 3.000%, 7/25/42	2,073,718
515,770	FNMA REMIC, Ser 2023-9, Class BZ, 4.500%, 3/25/53	449,133
28,788	FNMA Trust, Ser 2004-W15, Class 2AF, (SOFR30A + 0.364%), 4.933%, 8/25/44(A)	28,498
485,038	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	480,709
3,702,889	GNMA, Ser 2012-147, Class IO, 0.537%, 4/16/54(A)(B)(C)	38,057
1,332,607	GNMA, Ser 2016-113, Class IO, 1.164%, 2/16/58(A)(B)(C)	63,772
7,144,423	GNMA, Ser 2016-140, Class IO, 0.735%, 5/16/58(A)(B)(C)	253,411
1,650,000	GNMA, Ser 2016-83, Class PB, 3.000%, 6/20/46	1,266,232
2,500,000	GNMA, Ser 2018-112, Class YC, 3.500%, 8/20/48	1,962,621
350,000	GNMA, Ser 2022-200, Class PL, 5.500%, 9/20/52	348,716
1,700,000	GNMA, Ser 2022-50, Class KV, 3.000%, 6/20/42	1,348,380
	Total Agency Collateralized Mortgage Obligations	$16,408,779
Principal Amount		Market Value
	Asset-Backed Securities — 5.1%
$ 1,100,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 6.568%, 4/15/34(A)	$ 1,101,071
944,425	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	922,762
699	CIT Home Equity Loan Trust, Ser 2002-1, Class AF5, 7.210%, 2/25/33(A)(B)	699
1,295,000	Coinstar Funding LLC, Ser 2017-1A, Class A2, 144a, 5.216%, 4/25/47	1,146,762
1,206,905	Driven Brands Funding LLC, Ser 2021-1A, Class A2, 144a, 2.791%, 10/20/51	1,090,878
83,968	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 8.370%, 12/25/29(A)(B)	86,570
1,234	FNMA REMIC Trust, Ser 2001-W2, Class AF6, 6.089%, 10/25/31(A)(B)	1,242
1,086,750	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	1,032,831
962,725	Jersey Mike's Funding LLC, Ser 2019-1A, Class A2, 144a, 4.433%, 2/15/50	950,460
1,425,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1, 144a, (TSFR3M + 1.962%), 6.579%, 10/19/34(A)	1,426,982
227,549	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	229,039
1,158,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	1,066,815
1,094,063	Planet Fitness Master Issuer LLC, Ser 2022-1A, Class A2I, 144a, 3.251%, 12/5/51	1,051,266
719,875	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	668,729
800,000	Verdelite Static CLO Ltd. (Jersey), Ser 2024-1A, Class B, 144a, (TSFR3M + 1.650%), 6.267%, 7/20/32(A)	801,149
1,543,993	Wendy's Funding LLC, Ser 2021-1A, Class A2II, 144a, 2.775%, 6/15/51	1,313,592
	Total Asset-Backed Securities	$12,890,847
	Sovereign Government Obligations — 1.0%
382,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	363,331
697,000	Chile Government International Bond, 3.100%, 1/22/61	410,829
200,000	Egypt Government International Bond, 144a, 5.800%, 9/30/27	187,150
200,000	Egypt Government International Bond, 144a, 8.150%, 11/20/59	147,050
12,800	Ghana Government International Bond, 144a, 7/3/26#	11,871
22,974	Ghana Government International Bond, 144a, 1/3/30#	17,811
96,800	Ghana Government International Bond, 144a, 5.000%, 7/3/29(A)(B)	83,490
139,200	Ghana Government International Bond, 144a, 5.000%, 7/3/35(A)(B)	97,714
878,000	Mexico Government International Bond, 3.771%, 5/24/61	496,900
200,000	Nigeria Government International Bond, 8.250%, 9/28/51	159,259
736,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	678,388
	Total Sovereign Government Obligations	$2,653,793

Touchstone Active Bond Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Fund — 0.8%
2,105,419	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 2,105,418
	Total Investment Securities—99.0% (Cost $266,528,416)	$250,780,809
	Other Assets in Excess of Liabilities — 1.0%	2,446,274
	Net Assets — 100.0%	$253,227,083
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $68,974,815 or 27.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$101,898,685	$—	$101,898,685
U.S. Treasury Obligations	—	56,656,042	—	56,656,042
Non-Agency Collateralized Mortgage Obligations	—	22,308,184	—	22,308,184
U.S. Government Mortgage-Backed Obligations	—	18,891,358	—	18,891,358
Commercial Mortgage-Backed Securities	—	16,967,703	—	16,967,703
Agency Collateralized Mortgage Obligations	—	16,408,779	—	16,408,779
Asset-Backed Securities	—	12,890,847	—	12,890,847
Sovereign Government Obligations	—	2,653,793	—	2,653,793
Short-Term Investment Fund	2,105,418	—	—	2,105,418
Other Financial Instruments
Futures
Interest rate contracts	42,972	—	—	42,972
Total Assets	$2,148,390	$248,675,391	$—	$250,823,781
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(78,400)	$—	$(78,400)
Futures
Interest rate contracts	(195,801)	—	—	(195,801)
Total Liabilities	$(195,801)	$(78,400)	$—	$(274,201)
Total	$1,952,589	$248,596,991	$—	$250,549,580

Futures Contracts
At December 31, 2024, $190,092 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at December 31, 2024:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ Depreciation
Short Futures:
30-Year U.S. Ultra Treasury Bond	3/20/2025	33	$3,923,906	$41,715
Long Futures:
2-Year U.S. Treasury Note	3/31/2025	97	19,944,109	1,257
5-Year U.S. Treasury Note	3/31/2025	148	15,733,094	(195,801)
				$(152,829)

Touchstone Active Bond Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/29	$10,460,000	5.000%	ICE	Markit CDX North America High Yield Series 43 5Y Index	$(804,985)	$(726,585)	$(78,400)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ares Credit Opportunities Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 76.7%
	Communication Services — 11.8%
$ 3,030,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	$ 2,371,666
1,363,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	397,313
500,000	Altice France SA (France), 144a, 2.500%, 1/15/25	496,237
3,294,000	Altice France SA (France), 144a, 5.500%, 1/15/28	2,428,812
3,393,000	ANGI Group LLC, 144a, 3.875%, 8/15/28	3,029,744
72,000	Belo Corp., 7.250%, 9/15/27	74,351
675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	588,280
4,584,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 5.000%, 2/1/28	4,418,489
7,580,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.500%, 8/15/30(A)	6,803,778
1,961,000	CommScope LLC, 144a, 6.000%, 3/1/26(A)	1,948,621
4,410,000	CommScope LLC, 144a, 4.750%, 9/1/29	3,928,101
205,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	143,790
76,000	CSC Holdings LLC, 144a, 4.500%, 11/15/31	54,722
1,129,000	CSC Holdings LLC, 144a, 6.500%, 2/1/29	947,989
1,315,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	687,025
5,215,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	2,966,617
416,000	CSC Holdings LLC, 144a, 4.125%, 12/1/30	298,839
1,761,000	DISH DBS Corp., 144a, 5.250%, 12/1/26	1,600,663
2,673,000	DISH DBS Corp., 144a, 5.750%, 12/1/28	2,285,400
4,587,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc., 144a, 3.500%, 3/1/29	4,190,539
7,457,000	Gray Television, Inc., 144a, 4.750%, 10/15/30	4,064,885
508,000	Gray Television, Inc., 144a, 10.500%, 7/15/29	507,981
7,129,000	Level 3 Financing, Inc., 144a, 4.875%, 6/15/29	6,202,230
2,042,000	Level 3 Financing, Inc., 144a, 11.000%, 11/15/29	2,297,085
2,399,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	2,236,782
128,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	124,846
8,115,000	Scripps Escrow II, Inc., 144a, 3.875%, 1/15/29	5,964,807
1,800,000	Sirius XM Radio LLC, 144a, 3.125%, 9/1/26	1,729,002
384,000	Sirius XM Radio LLC, 144a, 4.125%, 7/1/30	335,135
526,000	Sirius XM Radio LLC, 144a, 5.000%, 8/1/27	511,525
240,000	Sirius XM Radio LLC, 144a, 5.500%, 7/1/29	230,115
990,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	886,834
1,500,000	Summer BC Holdco B SARL (Luxembourg), 144a, 5.750%, 10/31/26	1,550,473
2,794,000	TEGNA, Inc., 4.625%, 3/15/28	2,640,338
1,000,000	Telenet Finance Luxembourg Notes Sarl (Belgium), 144a, 5.500%, 3/1/28	971,000
3,051,000	Telesat Canada / Telesat LLC (Canada), 144a, 5.625%, 12/6/26	1,698,300
1,163,000	Telesat Canada / Telesat LLC (Canada), 144a, 6.500%, 10/15/27	467,558
1,000,000	United Group BV (Slovenia), 144a, 3.625%, 2/15/28	1,011,041
2,386,000	Univision Communications, Inc., 144a, 4.500%, 5/1/29	2,135,654
338,000	Virgin Media Finance PLC (United Kingdom), 144a, 5.000%, 7/15/30	286,066
1,460,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 4.500%, 8/15/30	1,260,978
3,127,000	Virgin Media Vendor Financing Notes IV DAC (United Kingdom), 144a, 5.000%, 7/15/28	2,947,727
400,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 4.250%, 1/31/31	341,358
6,225,000	Zayo Group Holdings, Inc., 144a, 4.000%, 3/1/27†	5,741,062
		85,803,758
	Consumer Discretionary — 9.3%
3,795,000	Allison Transmission, Inc., 144a, 4.750%, 10/1/27	3,676,594
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Consumer Discretionary — 9.3% (Continued)
$ 480,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	$ 460,080
2,340,000	Asbury Automotive Group, Inc., 144a, 4.625%, 11/15/29	2,177,698
1,025,000	Ashton Woods USA LLC / Ashton Woods Finance Co., 144a, 6.625%, 1/15/28	1,026,129
2,120,000	Bath & Body Works, Inc., 6.750%, 7/1/36	2,154,443
3,711,000	Bath & Body Works, Inc., 6.875%, 11/1/35	3,797,221
92,000	Bath & Body Works, Inc., 7.500%, 6/15/29	94,807
2,801,000	Boyne USA, Inc., 144a, 4.750%, 5/15/29	2,654,997
1,882,000	Caesars Entertainment, Inc., 144a, 4.625%, 10/15/29	1,762,038
780,000	Caesars Entertainment, Inc., 144a, 7.000%, 2/15/30	794,469
323,000	Caesars Entertainment, Inc., 144a, 8.125%, 7/1/27	326,229
0	Carvana Co., 144a, 9.000%, 12/1/28(B)	0
0	Carvana Co., 144a, 13.000%, 6/1/30(B)	0
1,588,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	1,531,838
1,200,000	Churchill Downs, Inc., 144a, 5.500%, 4/1/27	1,186,522
837,000	Clarios Global LP / Clarios US Finance Co., 144a, 8.500%, 5/15/27	838,134
1,227,000	Clarios Global LP / Clarios US Finance Co., 144a, 6.250%, 5/15/26	1,226,676
1,146,000	Cougar JV Subsidiary LLC, 144a, 8.000%, 5/15/32	1,189,142
650,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 6.750%, 1/15/30	599,640
1,000,000	Ford Motor Co., 4.750%, 1/15/43	789,157
610,000	Ford Motor Credit Co. LLC, 3.815%, 11/2/27	584,313
462,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27(A)	446,659
55,000	Ford Motor Credit Co. LLC, 5.125%, 6/16/25	54,966
3,535,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	3,173,376
4,531,000	Hilton Domestic Operating Co., Inc., 144a, 3.750%, 5/1/29	4,174,842
1,222,000	Lithia Motors, Inc., 144a, 4.375%, 1/15/31	1,107,829
1,803,000	Live Nation Entertainment, Inc., 144a, 4.750%, 10/15/27(A)	1,743,132
1,125,000	Live Nation Entertainment, Inc., 144a, 6.500%, 5/15/27	1,137,361
3,449,000	MGM Resorts International, 4.750%, 10/15/28	3,302,630
2,006,000	MGM Resorts International, 6.500%, 4/15/32	1,998,895
2,130,000	Service Corp. International, 5.750%, 10/15/32	2,066,064
1,223,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 144a, 7.750%, 10/15/29	1,241,022
3,348,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	2,594,700
3,159,000	Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 144a, 8.000%, 9/20/25	2,448,225
512,000	United Airlines, Inc., 144a, 4.375%, 4/15/26(A)	503,429
208,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	197,764
3,812,000	Victoria's Secret & Co., 144a, 4.625%, 7/15/29	3,474,293
2,973,000	Viking Cruises Ltd., 144a, 5.875%, 9/15/27	2,950,672
1,200,000	Viking Cruises Ltd., 144a, 7.000%, 2/15/29	1,206,584
2,030,000	Viking Ocean Cruises Ship VII Ltd., 144a, 5.625%, 2/15/29	1,997,589
486,000	VistaJet Malta Finance PLC / Vista Management Holding, Inc. (Switzerland), 144a, 9.500%, 6/1/28	489,053
4,256,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144a, 5.250%, 5/15/27	4,210,004
		67,389,216
	Energy — 9.2%
4,218,000	Apache Corp., 5.100%, 9/1/40(A)	3,675,199
2,577,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.250%, 4/1/28	2,563,263
1,436,000	Archrock Partners LP / Archrock Partners Finance Corp., 144a, 6.625%, 9/1/32	1,434,116

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Energy — 9.2% (Continued)
$ 111,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 5.875%, 6/30/29	$ 108,101
187,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 8.250%, 12/31/28	190,895
1,690,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144a, 6.625%, 10/15/32	1,679,841
2,560,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	2,219,750
239,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	221,149
4,741,000	CITGO Petroleum Corp., 144a, 6.375%, 6/15/26	4,745,741
6,351,000	EnLink Midstream Partners LP, 5.450%, 6/1/47	5,713,386
208,000	EnLink Midstream Partners LP, 5.600%, 4/1/44	190,841
6,356,000	ITT Holdings LLC, 144a, 6.500%, 8/1/29	5,818,527
860,000	Kodiak Gas Services LLC, 144a, 7.250%, 2/15/29	877,334
3,271,000	Moss Creek Resources Holdings, Inc., 144a, 8.250%, 9/1/31	3,197,726
1,561,000	Nabors Industries, Inc., 144a, 8.875%, 8/15/31	1,449,523
1,075,000	Nabors Industries, Inc., 144a, 9.125%, 1/31/30	1,093,235
955,000	NuStar Logistics LP, 5.625%, 4/28/27	948,050
2,110,000	Summit Midstream Holdings LLC, 144a, 8.625%, 10/31/29	2,188,365
2,220,000	Sunoco LP, 144a, 7.250%, 5/1/32	2,293,216
4,779,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 12/31/30	4,525,087
1,045,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 6.000%, 9/1/31	986,306
1,000,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	1,003,166
2,582,000	TerraForm Power Operating LLC, 144a, 5.000%, 1/31/28	2,487,539
1,750,000	TerraForm Power Operating LLC, 144a, 4.750%, 1/15/30	1,617,636
4,734,426	TGNR Intermediate Holdings LLC, 144a, 5.500%, 10/15/29	4,422,146
7,030,000	Transocean, Inc., 6.800%, 3/15/38	5,760,512
6,698,000	Western Midstream Operating LP, 5.250%, 2/1/50	5,734,771
		67,145,421
	Industrials — 9.0%
1,215,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	1,142,849
3,505,634	ARD Finance SA (Luxembourg), 144a, 6.500%, 6/30/27(B)	490,789
2,421,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 4.125%, 8/15/26	2,178,900
1,989,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	1,129,136
5,758,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 144a, 5.250%, 8/15/27	3,268,761
2,297,000	Builders FirstSource, Inc., 144a, 6.375%, 3/1/34	2,266,992
1,440,000	BWX Technologies, Inc., 144a, 4.125%, 4/15/29	1,336,528
2,620,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	2,453,030
2,589,000	Chart Industries, Inc., 144a, 9.500%, 1/1/31	2,774,406
3,566,000	Clean Harbors, Inc., 144a, 4.875%, 7/15/27	3,493,463
4,987,676	CP Atlas Buyer, Inc., 144a, 7.000%, 12/1/28	4,386,933
3,079,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	3,083,106
1,465,000	Gates Corp., 144a, 6.875%, 7/1/29	1,490,062
2,008,000	GFL Environmental, Inc., 144a, 3.500%, 9/1/28	1,892,473
1,742,000	GFL Environmental, Inc., 144a, 3.750%, 8/1/25	1,724,761
713,271	GFL Environmental, Inc., 144a, 4.375%, 8/15/29	674,239
2,850,000	Graphic Packaging International LLC, 144a, 3.750%, 2/1/30	2,574,168
5,734,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	5,240,515
756,000	LABL, Inc., 144a, 8.625%, 10/1/31	699,361
2,866,000	Madison IAQ LLC, 144a, 4.125%, 6/30/28	2,713,094
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Industrials — 9.0% (Continued)
$ 749,000	OI European Group BV, 144a, 4.750%, 2/15/30	$ 666,788
51,000	Owens-Brockway Glass Container, Inc., 144a, 6.625%, 5/13/27	50,781
4,243,000	Sealed Air Corp/Sealed Air Corp. US, 144a, 6.125%, 2/1/28	4,257,119
4,579,000	Sensata Technologies BV, 144a, 4.000%, 4/15/29	4,201,909
535,000	Sensata Technologies, Inc., 144a, 6.625%, 7/15/32	534,423
3,343,000	Standard Industries, Inc., 144a, 4.375%, 7/15/30	3,062,889
450,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 5.250%, 1/15/29	453,154
1,234,000	Summit Materials LLC / Summit Materials Finance Corp., 144a, 7.250%, 1/15/31	1,309,380
160,000	TransDigm, Inc., 144a, 6.750%, 8/15/28	161,396
1,967,000	Trident TPI Holdings, Inc., 144a, 12.750%, 12/31/28	2,169,735
3,544,000	Wilsonart LLC, 144a, 11.000%, 8/15/32	3,473,745
		65,354,885
	Materials — 8.3%
4,007,484	ASP Unifrax Holdings, Inc., (##.###% PIK), 144a, 7.100%, 9/30/29(B)	2,624,902
3,015,000	Avient Corp., 144a, 6.250%, 11/1/31	2,973,635
1,114,000	Axalta Coating Systems LLC, 144a, 3.375%, 2/15/29	1,011,179
4,424,000	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, 144a, 4.750%, 6/15/27	4,336,435
6,174,000	Ball Corp., 2.875%, 8/15/30	5,283,439
2,362,000	CF Industries, Inc., 5.150%, 3/15/34	2,295,097
1,379,000	Chemours Co. (The), 144a, 4.625%, 11/15/29	1,198,110
4,277,000	Chemours Co. (The), 144a, 5.750%, 11/15/28	3,973,057
1,535,000	Compass Minerals International, Inc., 144a, 6.750%, 12/1/27	1,511,818
3,371,000	Constellium SE, 144a, 3.750%, 4/15/29	3,051,259
2,346,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.375%, 4/1/31	2,111,690
1,202,000	FMG Resources August 2006 Pty Ltd. (Australia), 144a, 4.500%, 9/15/27	1,162,223
3,424,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34(A)	3,386,051
2,330,000	Freeport-McMoRan, Inc., 5.450%, 3/15/43(A)	2,199,310
4,187,000	Novelis Corp., 144a, 3.250%, 11/15/26	3,988,140
881,000	Novelis Corp., 144a, 4.750%, 1/30/30	813,186
4,514,000	OCI NV (Netherlands), 144a, 6.700%, 3/16/33	4,551,691
4,478,000	SCIH Salt Holdings, Inc., 144a, 4.875%, 5/1/28	4,212,628
1,648,000	SCIH Salt Holdings, Inc., 144a, 6.625%, 5/1/29	1,564,357
5,556,000	Tronox, Inc., 144a, 4.625%, 3/15/29	4,987,057
2,157,000	WR Grace Holdings LLC, 144a, 5.625%, 8/15/29	1,983,756
1,100,000	WR Grace Holdings LLC, 144a, 4.875%, 6/15/27	1,065,963
		60,284,983
	Financials — 6.9%
2,692,000	Acrisure LLC / Acrisure Finance, Inc., 144a, 7.500%, 11/6/30	2,771,843
1,500,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 4.250%, 10/15/27	1,431,814
3,451,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	3,464,479
1,689,000	Ally Financial, Inc., 4.750%, 6/9/27	1,677,224
4,079,000	Blackstone Private Credit Fund, 2.625%, 12/15/26	3,886,497
3,542,000	Blue Owl Capital Corp., 3.400%, 7/15/26	3,431,476
1,695,000	Focus Financial Partners LLC, 144a, 6.750%, 9/15/31	1,688,265
600,000	GGAM Finance Ltd. (Ireland), 144a, 5.875%, 3/15/30	588,546
2,985,000	GGAM Finance Ltd. (Ireland), 144a, 6.875%, 4/15/29	3,023,623
3,685,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (United Kingdom), 144a, 7.250%, 2/15/31	3,744,813

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Financials — 6.9% (Continued)
$ 1,601,000	LPL Holdings, Inc., 144a, 4.625%, 11/15/27	$ 1,574,736
657,441	Midcap Financial Issuer Trust, 144a, 5.625%, 1/15/30	602,533
4,566,000	Midcap Financial Issuer Trust, 144a, 6.500%, 5/1/28	4,465,363
4,006,000	Nationstar Mortgage Holdings, Inc., 144a, 5.500%, 8/15/28	3,890,553
5,122,000	OneMain Finance Corp., 3.500%, 1/15/27	4,885,609
392,000	OneMain Finance Corp., 3.875%, 9/15/28	361,244
2,684,000	OneMain Finance Corp., 4.000%, 9/15/30	2,385,438
441,000	OneMain Finance Corp., 9.000%, 1/15/29	468,082
1,242,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 144a, 3.625%, 3/1/29	1,124,777
373,000	United Wholesale Mortgage LLC, 144a, 5.500%, 11/15/25	371,167
5,025,000	VistaJet Malta Finance PLC / XO Management Holding, Inc. (Switzerland), 144a, 6.375%, 2/1/30	4,390,965
		50,229,047
	Consumer Staples — 5.9%
3,665,000	American Builders & Contractors Supply Co., Inc., 144a, 4.000%, 1/15/28	3,512,079
1,115,000	Aramark Services, Inc., 144a, 5.000%, 4/1/25	1,112,186
405,000	Bath & Body Works, Inc., 144a, 6.625%, 10/1/30	408,018
500,000	BCP V Modular Services Finance PLC (United Kingdom), 144a, 6.750%, 11/30/29	468,722
925,000	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(B)	978,205
2,500,000	Chobani LLC / Chobani Finance Corp., Inc., 144a, 4.625%, 11/15/28	2,406,574
4,487,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 144a, 4.625%, 1/15/29	4,158,012
1,200,000	Iceland Bondco PLC (United Kingdom), 144a, 4.375%, 5/15/28	1,377,073
3,548,000	Korn Ferry, 144a, 4.625%, 12/15/27	3,409,483
3,303,000	Lamb Weston Holdings, Inc., 144a, 4.125%, 1/31/30	3,018,996
3,057,000	LBM Acquisition LLC, 144a, 6.250%, 1/15/29	2,811,894
4,143,000	LCM Investments Holdings II LLC, 144a, 4.875%, 5/1/29	3,868,539
2,677,000	LifePoint Health, Inc., 144a, 4.375%, 2/15/27	2,564,714
1,274,000	Papa John's International, Inc., 144a, 3.875%, 9/15/29	1,141,334
2,484,000	Performance Food Group, Inc., 144a, 4.250%, 8/1/29	2,304,737
2,250,000	Performance Food Group, Inc., 144a, 5.500%, 10/15/27	2,230,981
1,000,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	999,954
3,436,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	3,175,182
3,185,000	Wolverine World Wide, Inc., 144a, 4.000%, 8/15/29	2,796,816
		42,743,499
	Information Technology — 5.6%
1,109,000	Ahead DB Holdings LLC, 144a, 6.625%, 5/1/28	1,086,824
1,436,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	1,446,867
667,000	Asmodee Group AB (Sweden), 144a, 5.750%, 12/15/29	713,747
745,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	731,249
1,464,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32	1,508,726
2,000,000	Cloud Software Group, Inc., 144a, 9.000%, 9/30/29	2,030,587
1,217,000	Coherent Corp., 144a, 5.000%, 12/15/29	1,161,374
3,278,000	Elastic NV, 144a, 4.125%, 7/15/29	3,038,924
500,000	Entegris, Inc., 144a, 3.625%, 5/1/29	452,842
2,275,000	Entegris, Inc., 144a, 4.750%, 4/15/29	2,178,330
4,064,000	McAfee Corp., 144a, 7.375%, 2/15/30	3,947,064
5,454,000	ON Semiconductor Corp., 144a, 3.875%, 9/1/28	5,114,884
4,227,000	Open Text Holdings, Inc. (Canada), 144a, 4.125%, 2/15/30	3,833,035
3,298,000	PTC, Inc., 144a, 4.000%, 2/15/28	3,123,027
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Information Technology — 5.6% (Continued)
$ 440,000	Seagate HDD Cayman, 3.125%, 7/15/29	$ 395,480
3,157,000	Seagate HDD Cayman, 3.375%, 7/15/31	2,603,570
350,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	346,670
2,832,000	SS&C Technologies, Inc., 144a, 6.500%, 6/1/32	2,856,511
4,327,000	Synaptics, Inc., 144a, 4.000%, 6/15/29	3,944,516
		40,514,227
	Real Estate — 4.0%
1,040,000	Blackstone Mortgage Trust, Inc. REIT, 144a, 7.750%, 12/1/29	1,069,133
6,159,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 4.500%, 4/1/27	5,840,718
35,000	Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144a, 5.750%, 5/15/26	34,564
293,000	HAT Holdings I LLC / HAT Holdings II LLC, 144a, 8.000%, 6/15/27	305,364
2,374,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.375%, 6/15/26	2,300,346
688,000	HAT Holdings I LLC / HAT Holdings II LLC REIT, 144a, 3.750%, 9/15/30	606,251
250,000	Iron Mountain UK PLC REIT, 144a, 3.875%, 11/15/25	307,193
700,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	639,947
4,621,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/29(A)	4,391,857
1,505,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	1,436,612
2,156,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. REIT, 144a, 4.250%, 2/1/27	2,078,910
238,000	Neinor Homes SA (Spain), 144a, 5.875%, 2/15/30	257,072
2,626,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	2,553,909
793,000	RLJ Lodging Trust LP REIT, 144a, 4.000%, 9/15/29	718,628
3,067,000	Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC REIT, 144a, 6.500%, 2/15/29	2,782,885
1,810,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 3.750%, 2/15/27	1,757,252
1,801,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.125%, 8/15/30	1,673,430
46,000	VICI Properties LP / VICI Note Co., Inc. REIT, 144a, 4.625%, 12/1/29	44,060
		28,798,131
	Health Care — 3.6%
3,669,000	Charles River Laboratories International, Inc., 144a, 4.250%, 5/1/28	3,480,944
5,175,000	CHS/Community Health Systems, Inc., 144a, 5.625%, 3/15/27	4,966,538
2,274,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	2,277,772
2,636,000	Grifols Escrow Issuer SA (Spain), 144a, 4.750%, 10/15/28†	2,422,296
500,000	Grifols SA (Spain), 144a, 3.875%, 10/15/28	467,943
1,509,000	LifePoint Health, Inc., 144a, 9.875%, 8/15/30	1,627,698
4,486,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	4,153,978
3,856,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	3,653,918
3,055,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	2,817,319
		25,868,406
	Utilities — 3.1%
2,926,000	Alpha Generation LLC, 144a, 6.750%, 10/15/32	2,894,910
1,076,000	Calpine Corp., 144a, 4.625%, 2/1/29	1,015,695
4,200,000	Calpine Corp., 144a, 4.500%, 2/15/28	4,028,279
4,871,000	NRG Energy, Inc., 144a, 3.625%, 2/15/31	4,259,504
15,000	NRG Energy, Inc., 144a, 3.875%, 2/15/32	13,101
645,000	NRG Energy, Inc., 144a, 7.000%, 3/15/33	696,229
1,297,000	NRG Energy, Inc., 144a, 6.250%, 11/1/34	1,272,156
2,703,000	Pattern Energy Operations LP / Pattern Energy Operations, Inc., 144a, 4.500%, 8/15/28	2,536,904

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 76.7% (Continued)
	Utilities — 3.1% (Continued)
$ 3,950,000	Vistra Operations Co. LLC, 144a, 5.000%, 7/31/27	$ 3,875,714
1,350,000	Vistra Operations Co. LLC, 144a, 5.625%, 2/15/27	1,344,592
466,000	Vistra Operations Co. LLC, 144a, 4.300%, 7/15/29(A)	444,677
		22,381,761
	Total Corporate Bonds	$556,513,334
	Bank Loans — 14.3%(C)
	Information Technology — 4.3%
3,260,665	Access CIG LLC, 2023 Refinancing Term Loan, (3M SOFR + 5.000%), 10.252%, 8/18/28	3,289,195
1,745,524	AthenaHealth Group Inc., Initial Term Loan, (1M SOFR + 3.250%), 7.935%, 2/15/29	1,747,392
1,883,951	Avaya Inc., Exit Term Loan, 7.000%, 8/01/28(D)	1,590,054
2,120,000	Cloud Software Group Inc., Incremental Term B, (1M SOFR + 3.750%), 8.309%, 3/21/31	2,124,537
1,094,704	Cloud Software Group Inc., Initial Dollar Term B Facility, (1M SOFR + 3.500%), 8.021%, 3/30/29	1,097,069
2,558,338	CommerceHub Inc., First Lien Term Loan, (3M SOFR + 4.150%), 8.797%, 12/29/27	2,421,620
3,473,750	Dun & Bradstreet Corporation (The), Incremental Term B-2, (1M SOFR + 2.250%), 6.860%, 1/18/29	3,474,375
1,290,173	Genesys Cloud Services Holdings II LLC (f/k/a Greeneden US Holdings II LLC), Initial 2024 Incremental No. 3 Dollar Term Loan, (1M SOFR + 3.000%), 7.850%, 12/01/27	1,299,849
3,000,000	Perforce Software Inc., Tl, 4.750%, 7/02/29(D)	2,957,490
1,506,801	PointClickCare Technologies Inc., 2024-1 Term Loan, (1M SOFR + 3.250%), 7.821%, 11/03/31	1,514,335
3,492,349	Quest Software US Holdings Inc., First Lien Initial Term Loan, (3M SOFR + 4.400%), 9.652%, 2/01/29	1,740,727
3,829,072	VeriFone Systems Inc., First Lien Initial Term Loan, (3M SOFR + 4.262%), 9.333%, 8/20/25	3,578,115
1,408,834	Whitebridge Pet Brands LLC, Term B-2 Loans, (1M SOFR + 2.750%), 7.595%, 9/28/29	1,409,637
2,790,000	Zelis Cost Management Buyer Inc., Amendment No 5 Term Loan, (1M SOFR + 3.250%), 7.838%, 11/26/31	2,796,975
		31,041,370
	Consumer Discretionary — 2.4%
2,841,040	AI Aqua Merger Sub Inc. FKA Osmosis Buyer Limited, 2025 Refinancing Term B, 3.500%, 7/31/28(D)	2,841,040
1,200,000	Armorica Lux Sarl, Facility B Loan, (3M EURIBOR + 4.925%), 8.561%, 7/28/28	1,181,752
1,508,600	Caesars Entertainment Inc., Incremental Term B-1 Loan, (1M SOFR + 2.750%), 7.595%, 2/06/31	1,509,068
1,363,021	ClubCorp Holdings Inc., Term Loan, (3M SOFR + 5.262%), 9.865%, 9/18/26	1,365,297
622,375	Froneri International Limited, Facility B4, (1M SOFR + 2.000%), 6.685%, 9/17/31	622,487
1,614,014	Johnstone Supply LLC, Initial Term Loans, (1M SOFR + 3.000%), 8.174%, 6/09/31	1,617,645
216,177	Johnstone Supply LLC, Term Loan B, (1M SOFR + 2.500%), 6.875%, 6/09/31	216,663
1,500,000	PG Polaris Bidco (Ursa Minor), Term Loan B, (3M SOFR + 3.000%), 7.604%, 3/26/31	1,510,935
193,667	Raven Acquisition Holdings LLC, 2024 Delayed Draw Term Loan Commitment, 3.250%, 11/19/31(D)	193,982
2,711,333	Raven Acquisition Holdings LLC, Initial Term Loans, (1M SOFR + 3.250%), 7.860%, 11/19/31	2,715,753
Principal Amount		Market Value
	Bank Loans — 14.3%(C) (Continued)
	Consumer Discretionary — (Continued)
$ 1,969,936	Specialty Building Products Holdings LLC, First Lien Initial Term Loan, (1M SOFR + 3.850%), 8.423%, 10/15/28	$ 1,958,037
1,661,237	Spirit Airlines, Inc., Dip Tl, 1/01/40(D)	1,657,084
		17,389,743
	Health Care — 2.2%
2,344,638	Cambrex Corporation, Tranche B-2 Dollar Term Loan, (1M SOFR + 3.600%), 8.285%, 12/04/26	2,341,286
2,833,035	Curia Global Inc., Term Loan, (3M SOFR + 3.850%), 9.102%, 8/30/26	2,699,060
3,217,631	eResearch Technology Inc., Tranche B-1 Term Loan, (1M SOFR + 4.000%), 8.845%, 2/04/27	3,234,717
2,853,196	Grifols Worldwide Operations USA Inc., Dollar Tranche B Term Loan, (3M SOFR + 2.150%), 7.402%, 11/15/27	2,838,217
1,500,000	Home VI, Additional Senior Facility B3, 8.636%, 10/31/29(D)	1,550,046
1,149,744	Medline Borrower LP, Dollar Incremental Term Loan, (1M SOFR + 2.250%), 6.860%, 10/23/28	1,152,837
887,153	Packaging Coordinators Midco Inc., 2024 Replacement Term Loan, (1M SOFR + 3.250%), 8.095%, 11/30/27	890,231
988,594	Team Health Holdings Inc., Extended Term Loan, (3M SOFR + 5.250%), 10.502%, 3/02/27	953,993
		15,660,387
	Industrials — 2.1%
3,035,000	BW Holding Inc., First Lien Initial Term Loan, 4.000%, 12/14/28(D)	2,696,081
1,359,743	Coherent Corp (f/k/a II-VI Inc.), Term Loan B-1, (1M SOFR + 2.500%), 7.345%, 7/02/29	1,361,157
1,519,639	CP Atlas Buyer Inc., Term B Loan, (1M SOFR + 3.850%), 8.695%, 11/23/27	1,478,016
2,478,086	LABL Inc., Initial Dollar Term Loan, (1M SOFR + 5.100%), 9.945%, 10/29/28	2,391,105
962,588	Ovation Parent Inc., Initial Term Loan, (3M SOFR + 3.500%), 8.104%, 4/21/31	968,007
3,149,595	Pretium PKG Holdings Inc., Initial Third Amendment Tranche A-1 Term Loan (First Lien), (3M SOFR + 4.600%), 9.848%, 10/02/28	2,490,795
831,140	Transdigm Inc., Tranche J Term Loan, (3M SOFR + 2.500%), 7.104%, 2/28/31	832,262
3,015,575	WEC Us Holdings Ltd., Initial Term Loan, (1M SOFR + 2.250%), 7.095%, 1/27/31	3,014,942
		15,232,365
	Communication Services — 1.3%
1,513,064	Mh Sub I LLC, Tlb4, 4.750%, 12/11/31(D)	1,498,402
751,062	NEP Group Inc., Incremental PIK Term loan B, (3M SOFR + 4.262%), 8.865%, 8/19/26	685,344
3,977,400	NEP Group Inc., Term Loan PIK, 1.500%, 8/19/26(D)	3,615,456
370,000	Telenet Financing USD LLC, Term Loan AR Facility, (1M SOFR + 2.114%), 7.211%, 4/30/28	359,563
480,000	Virgin Media Bristol LLC, Facility Q Advance, (1M SOFR + 3.364%), 8.461%, 1/31/29	476,851
3,077,840	WideOpenWest Finance LLC, Super Senior Second Out Term Loan, 12/11/28(D)	2,756,606
		9,392,222
	Energy — 0.7%
5,076,179	Freeport LNG Investments, LLP, Tla Term Loan, (3M SOFR + 3.262%), 8.544%, 11/16/26	5,066,027
882,394	PES Holdings LLC, Tranche C Loan, 6.990%, 12/31/24(D)	4,412
289,783	Prairie ECI Acquiror LP, Initial Term Loan B-2, (1M SOFR + 4.750%), 9.595%, 8/01/29	291,594
		5,362,033

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Bank Loans — 14.3%(C) (Continued)
	Materials — 0.7%
$ 583,650	Aruba Investments Holdings LLC, First Lien Initial Dollar Term Loan, (1M SOFR + 4.100%), 8.945%, 11/24/27	$ 583,650
2,238,268	Flexsys Holdings Inc., Initial Term Loan, (3M SOFR + 5.512%), 10.115%, 11/01/28	1,706,680
700,919	Polar US Borrow, Pik B-1B Tlb, 0.750%, 10/16/28(D)	502,559
3,158,922	Polar US Borrow, Term B-1A Loan, (1M SOFR + 5.600%), 10.457%, 10/16/28	2,264,947
		5,057,836
	Financials — 0.3%
2,490,466	CHPPR Midco Inc. (f/k/a Air Methods Corporation), Amendment No. 1 Term Loan, (3M SOFR + 8.750%), 13.418%, 12/31/29	2,506,031
	Utilities — 0.3%
2,162,829	Thunder Generation Funding LLC, Term Loan B, (3M SOFR + 3.000%), 7.610%, 10/03/31	2,174,314
	Total Bank Loans	$103,816,301
	Asset-Backed Securities — 3.1%
603,924	Aimco CLO 16 Ltd. (Cayman Islands), Ser 2021-16A, Class SUB, 144a, 7/17/37(E)(F)	489,543
340,000	Atrium XV (Cayman Islands), Ser 15A, Class SUB, 144a, 1/23/31(E)(F)	169,574
520,638	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2017-2A, Class SUB, 144a, 7/25/37(E)(F)	289,029
1,250,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2019-2A, Class ER, 144a, (TSFR3M + 6.582%), 11.229%, 10/17/32(F)	1,211,294
620,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2021-2A, Class SUB, 144a, 7/16/34(E)(F)	296,548
850,000	Bain Capital Credit CLO Ltd. (Cayman Islands), Ser 2022-1A, Class SUB, 144a, 4/18/35(E)(F)	412,615
490,000	Benefit Street Partners CLO XXXVII Ltd. (Cayman Islands), Ser 2024-37A, Class SUB, 144a, 1/25/38(E)(F)	472,477
750,000	Carlyle US CLO Ltd. (Cayman Islands), Ser 2021-5A, Class SUB, 144a, 7/20/34(E)(F)	381,337
1,000,000	CARLYLE US CLO Ltd. (Cayman Islands), Ser 2021-4A, Class SUB, 144a, 4/20/34(E)(F)	617,963
500,000	Cedar Funding IV CLO Ltd. (Cayman Islands), Ser 2014-4A, Class ERR, 144a, (TSFR3M + 6.872%), 11.498%, 7/23/34(F)	500,000
250,000	Cedar Funding XIV CLO Ltd. (Cayman Islands), Ser 2021-14A, Class SUB, 144a, 7/15/33(E)(F)	117,771
1,500,000	CIFC Funding Ltd. (Cayman Islands), Ser 2015-4A, Class SUB, 144a, 4/20/34(E)(F)	462,994
1,000,000	CIFC Funding Ltd. (Cayman Islands), Ser 2019-4A, Class DR, 144a, (TSFR3M + 6.862%), 11.518%, 10/15/34(F)	1,005,348
570,000	CIFC Funding Ltd. (Cayman Islands), Ser 2020-3A, Class SUB, 144a, 10/20/34(E)(F)	412,995
1,046,139	CIFC Funding Ltd. (Cayman Islands), Ser 2021-7A, Class E, 144a, (TSFR3M + 6.612%), 11.238%, 1/23/35(F)	1,050,132
650,000	Dryden 98 CLO Ltd. (Cayman Islands), Ser 2022-98X, Class SUB, 4/20/35(E)(F)	334,361
250,000	Elmwood CLO 22 Ltd. (Cayman Islands), Ser 2023-1A, Class E, 144a, (TSFR3M + 7.650%), 12.297%, 4/17/36(F)	253,737
250,000	Elmwood CLO 23 Ltd. (Cayman Islands), Ser 2023-2A, Class E, 144a, (TSFR3M + 8.000%), 12.647%, 4/16/36(F)	253,624
Principal Amount		Market Value
	Asset-Backed Securities — 3.1% (Continued)
$ 1,945,000	Elmwood CLO 24 Ltd. (Cayman Islands), Ser 2023-3A, Class SUB, 144a, 12/11/33(E)(F)	$ 1,633,718
588,235	Elmwood CLO VIII Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 1/20/34(E)(F)	321,006
750,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class SUB, 144a, 10/22/34(E)(F)	378,770
75,000	Invesco CLO Ltd. (Cayman Islands), Ser 2021-3A, Class Y, 144a, 10/22/34(E)(F)	18,200
250,000	Invesco US CLO Ltd. (Jersey), Ser 2023-2A, Class E, 144a, (TSFR3M + 7.83%), 12.447%, 4/21/36(F)	254,853
900,000	KKR CLO 53 Ltd. (Cayman Islands), Ser 2024-53A, Class SUB, 144a, 1/15/38(E)(F)	822,269
625,000	Madison Park Funding LIII Ltd. (Cayman Islands), Ser 2022-53A, Class SUB, 144a, 4/21/35(E)(F)	412,728
227,540	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59A, Class SUB, 144a, 4/18/37(E)(F)	155,692
1,000,000	Madison Park Funding LIX Ltd. (Cayman Islands), Ser 2021-59X, Class SUB, 4/18/37(E)(F)	684,242
300,000	Madison Park Funding XII Ltd. (Cayman Islands), Ser 2014-12A, Class SUB, 144a, 7/20/26(E)(F)	42
2,064,329	Madison Park Funding XXII Ltd. (Cayman Islands), Ser 2016-22A, Class SUB, 144a, 1/15/33(E)(F)	887,075
500,000	Madison Park Funding XXXI Ltd. (Cayman Islands), Ser 2018-31A, Class SUB, 144a, 7/23/37(E)(F)	276,178
638,936	Madison Park Funding XXXVII Ltd. (Cayman Islands), Ser 2019-37A, Class SUB, 144a, 4/15/37(E)(F)	370,263
500,000	Madison Park Funding XXXVIII Ltd. (Cayman Islands), Ser 2021-38A, Class SUB, 144a, 7/17/34(E)(F)	317,637
1,000,000	Magnetite XXIII Ltd. (Cayman Islands), Ser 2019-23A, Class ER, 144a, (TSFR3M + 6.562%), 11.187%, 1/25/35(F)	1,004,540
250,000	Octagon Loan Funding Ltd. (Cayman Islands), Ser 2014-1A, Class DRR, 144a, (TSFR3M + 3.162%), 7.647%, 11/18/31(F)	251,096
825,000	OHA Credit Funding 4 Ltd. (Cayman Islands), Ser 2019-4A, Class ER2, 144a, (TSFR3M + 4.950%), 9.343%, 1/22/38(F)	825,165
730,000	OHA Credit Partners XII Ltd. (Cayman Islands), Ser 2015-12A, Class SUB, 144a, 4/23/37(E)(F)	461,038
389,058	OHA Loan Funding Ltd. (Cayman Islands), Ser 2016-1A, Class SUB, 144a, 7/20/37(E)(F)	266,156
1,443,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class M2, 144a, 10/15/34(E)(F)	54,348
1,110,000	REESE PARK CLO Ltd. (Cayman Islands), Ser 2020-1A, Class SUB, 144a, 10/15/34(E)(F)	524,102
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M1, 144a, 4/20/34(E)(F)	4,847
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class M2, 144a, 4/20/34(E)(F)	11,310
750,000	Rockland Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class SUB, 144a, 4/20/34(E)(F)	409,937
3,999,999	RR 26 Ltd. (Cayman Islands), Ser 2023-26A, Class SUB, 144a, 4/15/38(E)(F)	3,017,691
500,000	RR 6 Ltd. (Cayman Islands), Ser 2019-6A, Class SUB, 144a, 4/15/36(E)(F)	268,677
500,000	Thompson Park CLO Ltd. (Cayman Islands), Ser 2021-1A, Class E, 144a, (TSFR3M + 6.572%), 11.228%, 4/15/34(F)	502,693
	Total Asset-Backed Securities	$22,865,615

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 1.6%
	Utilities — 1.1%
480,457	Enviva, Inc./Private Equity*	$ 8,017,867
	Information Technology — 0.4%
455,760	Avaya Holdings Corp.*	2,772,388
3,406	Avaya Holdings Corp., A shares*	20,719
8,415	Avaya Holdings Corp., Reg S shares*	51,188
		2,844,295
	Energy — 0.1%
14,309	AFG Holdings, Inc.*	143
187,384	Ascent Resources Marcellus Holdings, LLC(G)*	46,846
10,114	Summit Midstream Corp.*	382,107
		429,096
	Health Care — 0.0%
7,180	CHPPR Holdings, Inc.*	233,350
	Total Common Stocks	$11,524,608
	Warrants — 0.1%
	Health Care — 0.1%
11,649	CHPPR Holdings, Inc. 4(A)(2)DOT Warrant*	378,593
2,630	CHPPR Holdings, Inc. 1145 DOT Warrant*	85,475
9,949	CHPPR Holdings, Inc., Class B, Exp 6/28/29*	497
4,713	CHPPR Holdings, Inc., Class A, Exp 6/28/29*	47
	Total Warrants	$464,612
Principal Amount
Trade Claim — 0.0%
$ 1,000,000	Enviva, Inc., 9/1/26(G)	55,000
Shares
	Short-Term Investment Funds — 6.4%
39,882,833	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	39,882,833
6,591,250	Invesco Government & Agency Portfolio, Institutional Class, 4.42%∞Ω**	6,591,250
	Total Short-Term Investment Funds	$46,474,083
	Total Investment Securities—102.2% (Cost $744,213,835)	$741,713,553
	Liabilities in Excess of Other Assets — (2.2%)	(16,113,883)
	Net Assets — 100.0%	$725,599,670
(A)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2024 was $2,930,351.
(B)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
(C)	Bank loans pay interest at rates which adjust periodically unless otherwise indicated. The interest rates shown are the current interest rates as of December 31, 2024.
(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(E)	Security has no stated coupon and is considered an equity position in the collateralized loan obligation (“CLO”). CLO equity investments are entitled to recurring distributions which are generally equal to the excess cash flow generated from the underlying investments after payment of the contractual payments to debt holders and fund expenses.
(F)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(G)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2024 was $6,357,259.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
ICE – Intercontinental Exchange, Inc.
LLC – Limited Liability Company
LLLP – Limited Liability Limited Partnership
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR – Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
USD – United States Dollar
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $502,174,247 or 69.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$556,513,334	$—	$556,513,334
Bank Loans	—	103,816,301	—	103,816,301
Asset-Backed Securities	—	22,865,615	—	22,865,615
Common Stocks	382,107	11,095,655	46,846	11,524,608
Warrants	—	464,612	—	464,612
Trade Claim	—	—	55,000	55,000
Short-Term Investment Funds	46,474,083	—	—	46,474,083
Other Financial Instruments
Foreign currency exchange contracts	—	122,564	—	122,564
Total Assets	$46,856,190	$694,878,081	$101,846	$741,836,117
Liabilities:
Other Financial Instruments
Swap Agreements
Credit contracts	$—	$(17,933)	$—	$(17,933)
Total Liabilities	$—	$(17,933)	$—	$(17,933)
Total	$46,856,190	$694,860,148	$101,846	$741,818,184

Touchstone Ares Credit Opportunities Fund (Unaudited) (Continued)
Centrally Cleared Credit Default Swaps on Credit Indices(1)
Counterparty	Termination Date	Notional Amount(2)	Pay Fixed Rate	Clearinghouse	Underlying Bond	Value(3)	Premiums Paid/ (Received)	Unrealized Depreciation
Buy Protection:
Wells Fargo	12/20/28	$569,250	5.000%	ICE	Markit CDX North America High Yield Series 41 5Y Index	$(45,130)	$(27,197)	$(17,933)
(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on the underlying bond serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Forward Foreign Currency Contracts
		Contract to
Counterparty	Expiration Date	Receive		Deliver		Unrealized Appreciation
Wells Fargo	1/15/2025	USD	8,492,686	EUR	8,097,681	$99,687
Wells Fargo	1/15/2025	USD	1,869,067	GBP	1,474,900	22,877
						$122,564
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Dividend Equity Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.9%
	Information Technology — 22.8%
67,702	Accenture PLC - Class A	$ 23,816,887
131,226	Analog Devices, Inc.	27,880,276
219,075	Apple, Inc.	54,860,762
317,835	Broadcom, Inc.	73,686,866
619,096	Cisco Systems, Inc.	36,650,483
762,664	Intel Corp.	15,291,413
159,257	International Business Machines Corp.	35,009,466
42,718	KLA Corp.	26,917,466
287,053	Microchip Technology, Inc.	16,462,490
243,114	Micron Technology, Inc.	20,460,474
207,191	Microsoft Corp.	87,331,006
211,134	Oracle Corp.	35,183,370
173,669	QUALCOMM, Inc.	26,679,032
71,218	Salesforce, Inc.	23,810,314
183,352	Texas Instruments, Inc.	34,380,334
		538,420,639
	Financials — 15.1%
69,566	Arthur J Gallagher & Co.	19,746,309
850,551	Bank of America Corp.	37,381,716
33,980	Blackrock, Inc.	34,833,238
384,976	Charles Schwab Corp. (The)	28,492,074
172,885	Citigroup, Inc.	12,169,375
62,714	Goldman Sachs Group, Inc. (The)	35,911,291
68,356	JPMorgan Chase & Co.	16,385,617
138,873	Morgan Stanley	17,459,114
143,592	Principal Financial Group, Inc.	11,115,457
136,847	T Rowe Price Group, Inc.	15,476,027
531,357	Truist Financial Corp.	23,050,267
649,358	US Bancorp	31,058,793
96,989	Visa, Inc. - Class A	30,652,403
605,196	Wells Fargo & Co.	42,508,967
		356,240,648
	Health Care — 12.1%
121,814	AbbVie, Inc.	21,646,348
40,227	Amgen, Inc.	10,484,765
130,742	Becton Dickinson & Co.	29,661,438
373,817	Bristol-Myers Squibb Co.	21,143,090
508,605	CVS Health Corp.	22,831,278
178,598	Gilead Sciences, Inc.	16,497,097
265,117	Johnson & Johnson	38,341,221
544,672	Medtronic PLC	43,508,399
241,502	Merck & Co., Inc.	24,024,619
787,667	Pfizer, Inc.	20,896,805
69,658	UnitedHealth Group, Inc.	35,237,196
		284,272,256
	Industrials — 10.1%
212,062	3M Co.	27,375,083
71,594	Automatic Data Processing, Inc.	20,957,712
84,376	Caterpillar, Inc.	30,608,238
57,282	Lockheed Martin Corp.	27,835,615
169,544	Paychex, Inc.	23,773,460
255,181	RTX Corp.	29,529,545
803,806	Southwest Airlines Co.	27,023,958
406,480	Stanley Black & Decker, Inc.	32,636,279
76,110	Union Pacific Corp.	17,356,124
		237,096,014
	Consumer Discretionary — 8.3%
4,831	Booking Holdings, Inc.	24,002,437
103,598	Home Depot, Inc. (The)	40,298,586
Shares		Market Value
	Common Stocks — 98.9% (Continued)
	Consumer Discretionary — 8.3% (Continued)
458,164	Las Vegas Sands Corp.	$ 23,531,303
90,021	McDonald's Corp.	26,096,188
179,062	NIKE, Inc. - Class B	13,549,622
289,522	Starbucks Corp.	26,418,882
555,468	VF Corp.	11,920,343
223,173	Yum! Brands, Inc.	29,940,890
		195,758,251
	Communication Services — 7.9%
1,366,244	AT&T, Inc.	31,109,376
788,916	Comcast Corp. - Class A	29,608,017
423,322	Fox Corp. - Class A	20,564,983
413,539	Interpublic Group of Cos., Inc. (The)	11,587,363
52,733	Meta Platforms, Inc. - Class A	30,875,699
193,492	Omnicom Group, Inc.	16,648,051
800,820	Verizon Communications, Inc.	32,024,792
135,308	Walt Disney Co. (The)	15,066,546
		187,484,827
	Consumer Staples — 7.2%
112,634	Constellation Brands, Inc. - Class A	24,892,114
146,835	Dollar General Corp.	11,133,030
177,371	PepsiCo, Inc.	26,971,034
300,859	Philip Morris International, Inc.	36,208,381
107,459	Procter & Gamble Co. (The)	18,015,501
415,325	Sysco Corp.	31,755,750
161,101	Target Corp.	21,777,633
		170,753,443
	Energy — 4.8%
226,803	Chevron Corp.	32,850,146
302,142	Exxon Mobil Corp.	32,501,415
883,172	Kinder Morgan, Inc.	24,198,913
111,240	Phillips 66	12,673,573
85,995	Valero Energy Corp.	10,542,127
		112,766,174
	Utilities — 4.2%
241,581	Duke Energy Corp.	26,027,937
316,142	Entergy Corp.	23,969,886
331,163	NextEra Energy, Inc.	23,741,075
317,605	Southern Co. (The)	26,145,244
		99,884,142
	Materials — 3.4%
64,120	Air Products & Chemicals, Inc.	18,597,365
244,603	DuPont de Nemours, Inc.	18,650,978
279,162	International Flavors & Fragrances, Inc.	23,603,147
44,928	Linde PLC	18,810,006
		79,661,496
	Real Estate — 3.0%
257,500	Alexandria Real Estate Equities, Inc. REIT	25,119,125
170,466	American Tower Corp. REIT	31,265,169
82,108	Simon Property Group, Inc. REIT	14,139,819
		70,524,113
	Total Common Stocks	$2,332,862,003

Touchstone Dividend Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Fund — 1.1%
27,170,327	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	$ 27,170,327
	Total Investment Securities—100.0% (Cost $2,116,922,849)	$2,360,032,330
	Liabilities in Excess of Other Assets — (0.0%)	(568,409)
	Net Assets — 100.0%	$2,359,463,921
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,332,862,003	$—	$—	$2,332,862,003
Short-Term Investment Fund	27,170,327	—	—	27,170,327
Total	$2,360,032,330	$—	$—	$2,360,032,330
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone High Yield Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 96.9%
	Energy — 18.0%
$ 950,000	Baytex Energy Corp. (Canada), 144a, 8.500%, 4/30/30	$ 970,675
1,026,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 6.625%, 7/15/26	1,024,696
259,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.000%, 7/15/29	264,529
187,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., 144a, 7.250%, 7/15/32	192,111
477,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	495,397
308,000	Civitas Resources, Inc., 144a, 8.625%, 11/1/30	322,552
1,957,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	1,869,185
361,000	Crescent Energy Finance LLC, 144a, 9.250%, 2/15/28	377,279
1,030,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	1,076,989
1,000,000	Energy Transfer LP, (TSFR3M + 3.279%), 7.850%, 11/1/66(A)	994,975
1,057,000	EQM Midstream Partners LP, 144a, 4.500%, 1/15/29	1,006,188
242,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	236,999
445,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	452,788
414,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	394,976
201,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	188,900
534,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.250%, 11/1/28	517,128
243,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	226,488
513,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	507,854
750,000	Murphy Oil Corp., 6.000%, 10/1/32	720,604
1,062,000	Nabors Industries Ltd., 144a, 7.500%, 1/15/28	983,311
923,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	856,072
357,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	368,019
1,031,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,021,606
524,000	SM Energy Co., 144a, 7.000%, 8/1/32	516,639
809,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144a, 7.375%, 2/15/29	811,561
993,000	Valaris Ltd., 144a, 8.375%, 4/30/30	1,003,466
526,000	Venture Global LNG, Inc., 144a, 9.000%(B)	549,956
1,064,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	1,055,594
		19,006,537
	Communication Services — 14.1%
666,000	Altice Financing SA (Luxembourg), 144a, 5.750%, 8/15/29	487,540
483,000	Altice Financing SA (Luxembourg), 144a, 5.000%, 1/15/28	378,058
540,000	Altice France Holding SA (Luxembourg), 144a, 10.500%, 5/15/27	157,409
514,000	Altice France SA (France), 144a, 5.125%, 7/15/29	384,916
446,000	Altice France SA (France), 144a, 5.500%, 10/15/29	334,089
518,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	550,194
1,010,000	Cable One, Inc., 1.125%, 3/15/28	830,725
1,898,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,654,155
641,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	635,520
315,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	321,137
386,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 1/15/34	313,158
360,000	CSC Holdings LLC, 144a, 3.375%, 2/15/31	252,508
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Communication Services — 14.1% (Continued)
$ 256,000	CSC Holdings LLC, 144a, 11.250%, 5/15/28	$ 252,650
1,268,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	662,470
1,073,000	CSC Holdings LLC, 144a, 5.750%, 1/15/30	610,389
200,000	CSC Holdings LLC, 144a, 11.750%, 1/31/29	197,717
906,000	Gray Television, Inc., 144a, 5.375%, 11/15/31	483,046
570,000	LCPR Senior Secured Financing DAC, 144a, 6.750%, 10/15/27	515,736
1	Shutterfly Finance LLC, 144a, 8.500%, 10/1/27(C)	1
1	Shutterfly Finance LLC, 144a, 9.750%, 10/1/27	1
1,217,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	1,121,291
1,643,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	1,564,434
612,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	548,224
770,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	754,985
552,000	Virgin Media Secured Finance PLC (United Kingdom), 144a, 5.500%, 5/15/29	517,746
262,000	Vmed O2 UK Financing I PLC (United Kingdom), 144a, 7.750%, 4/15/32	264,012
1,060,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	1,123,635
		14,915,746
	Financials — 12.0%
1,337,000	Boost Newco Borrower LLC, 144a, 7.500%, 1/15/31	1,401,657
946,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	1,000,591
742,000	Encore Capital Group, Inc., 144a, 8.500%, 5/15/30	780,502
773,000	Equitable Holdings, Inc., Ser B, 4.950%(B)	768,530
328,000	FirstCash, Inc., 144a, 5.625%, 1/1/30	316,001
311,000	FirstCash, Inc., 144a, 6.875%, 3/1/32	312,269
760,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	784,276
922,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	982,648
767,000	HUB International Ltd., 144a, 7.375%, 1/31/32	779,006
420,000	National Rural Utilities Cooperative Finance Corp., (TSFR3M + 3.172%), 7.761%, 4/30/43(A)	420,863
1,028,000	Nationstar Mortgage Holdings, Inc., 144a, 7.125%, 2/1/32	1,040,880
707,000	Navient Corp., 5.000%, 3/15/27	692,972
315,000	OneMain Finance Corp., 3.875%, 9/15/28	290,285
228,000	OneMain Finance Corp., 4.000%, 9/15/30	202,638
182,000	OneMain Finance Corp., 6.625%, 5/15/29	184,266
394,000	OneMain Finance Corp., 7.500%, 5/15/31	404,375
370,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	342,909
273,000	PennyMac Financial Services, Inc., 144a, 5.375%, 10/15/25	272,242
414,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	394,323
198,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	207,445
1,101,000	Saks Global Enterprises LLC, 144a, 11.000%, 12/15/29	1,060,783
		12,639,461
	Industrials — 11.3%
580,000	Bombardier, Inc. (Canada), 144a, 7.250%, 7/1/31	598,140
1,132,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	1,059,859
578,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	563,872
697,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.875%, 11/15/29	627,659
616,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	616,821
641,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 5/1/31	653,820

Touchstone High Yield Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Industrials — 11.3% (Continued)
$ 308,000	Fortress Transportation and Infrastructure Investors LLC, 144a, 7.000%, 6/15/32	$ 314,071
937,000	H&E Equipment Services, Inc., 144a, 3.875%, 12/15/28	856,359
1,165,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	1,104,758
1,049,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	1,075,316
923,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	898,282
856,000	Stanley Black & Decker, Inc., 4.000%, 3/15/60	843,291
1,110,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	1,086,633
1,000,000	TransDigm, Inc., 4.625%, 1/15/29	936,118
210,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	210,467
507,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	511,576
		11,957,042
	Consumer Discretionary — 11.3%
310,916	American Airlines Group, Inc. Pass-Through Trust, Ser 2013-1, A, 3.950%, 11/15/25	307,781
1,239,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	1,128,400
521,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	531,461
1,013,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	1,005,191
678,000	Dana, Inc., 4.250%, 9/1/30	630,996
523,000	Dana, Inc., 5.625%, 6/15/28	515,907
556,000	Ford Motor Credit Co. LLC, 3.375%, 11/13/25	547,287
1,142,000	Forestar Group, Inc., 144a, 3.850%, 5/15/26	1,111,148
623,000	Gap, Inc. (The), 144a, 3.625%, 10/1/29	559,268
1,357,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	1,191,560
710,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	747,298
365,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	361,401
919,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	693,853
356,000	Michaels Cos., Inc. (The), 144a, 7.875%, 5/1/29	215,952
61,000	Royal Caribbean Cruises Ltd., 144a, 5.625%, 9/30/31	60,003
773,000	Sands China Ltd. (Macao), 5.125%, 8/8/25	769,795
500,000	Sands China Ltd. (Macao), 5.400%, 8/8/28	494,424
1,100,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	1,069,456
		11,941,181
	Consumer Staples — 8.9%
1,229,000	AHP Health Partners, Inc., 144a, 5.750%, 7/15/29	1,186,939
1,039,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	1,061,947
575,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 5.375%, 3/1/29	537,774
183,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	188,723
500,000	Chobani Holdco II LLC, (9.500% PIK), 144a, 8.750%, 10/1/29(C)	528,759
1,155,000	Gap, Inc. (The), 144a, 3.875%, 10/1/31	998,745
1,075,000	PetSmart, Inc. / PetSmart Finance Corp., 144a, 7.750%, 2/15/29	1,039,160
306,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 144a, 6.250%, 1/15/28	304,334
529,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	532,689
1,185,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	1,095,050
1,181,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	1,174,983
742,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	785,908
		9,435,011
	Utilities — 6.2%
1,178,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	1,106,043
Principal Amount		Market Value
	Corporate Bonds — 96.9% (Continued)
	Utilities — 6.2% (Continued)
$ 488,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	$ 490,669
500,000	Dominion Energy, Inc., Ser A, 6.875%, 2/1/55	518,166
375,000	Edison International, 7.875%, 6/15/54	387,320
658,000	Edison International, Ser B, 5.000%(B)	641,370
515,000	PG&E Corp., 7.375%, 3/15/55	528,509
594,000	Sempra, 4.125%, 4/1/52	566,843
1,283,000	South Jersey Industries, Inc., 5.020%, 4/15/31	1,060,141
1,223,000	Vistra Corp., 144a, 8.000%(B)	1,248,149
		6,547,210
	Health Care — 4.8%
592,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	532,387
293,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	265,462
330,000	AdaptHealth LLC, 144a, 6.125%, 8/1/28	323,080
993,000	Fortrea Holdings, Inc., 144a, 7.500%, 7/1/30	994,647
683,000	Herbalife Nutrition Ltd. / HLF Financing, Inc., 144a, 7.875%, 9/1/25	682,035
777,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	719,492
1,123,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	1,072,365
452,000	Teva Pharmaceutical Finance Netherlands III BV (Israel), 4.750%, 5/9/27	441,071
		5,030,539
	Materials — 4.5%
998,000	Celanese US Holdings LLC, 6.379%, 7/15/32	1,014,001
739,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	769,055
938,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	885,829
1,041,000	INEOS Finance PLC (Luxembourg), 144a, 6.750%, 5/15/28	1,051,319
1,138,000	Novelis Corp., 144a, 4.750%, 1/30/30	1,050,404
		4,770,608
	Information Technology — 3.7%
1,025,000	Central Parent, Inc. / CDK Global, Inc., 144a, 7.250%, 6/15/29	1,012,894
1,133,000	Consensus Cloud Solutions, Inc., 144a, 6.000%, 10/15/26	1,118,365
448,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	405,242
560,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	525,233
873,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	799,230
		3,860,964
	Real Estate — 2.1%
1,202,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	1,139,370
132,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	120,676
112,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 3/15/28	109,559
660,000	Iron Mountain, Inc. REIT, 144a, 5.250%, 7/15/30	630,009
243,000	XHR LP REIT, 144a, 6.625%, 5/15/30	243,798
		2,243,412
	Total Corporate Bonds	$102,347,711
Shares
	Short-Term Investment Fund — 1.4%
1,430,655	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	1,430,655
	Total Investment Securities—98.3% (Cost $106,195,858)	$103,778,366
	Other Assets in Excess of Liabilities — 1.7%	1,806,507
	Net Assets — 100.0%	$105,584,873
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.

Touchstone High Yield Fund (Unaudited) (Continued)
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Represents a payment-in-kind (“PIK”) security, which may pay interest in additional principal amounts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
DAC – Designated Activity Company
LLC – Limited Liability Company
LP – Limited Partnership
PIK – Payment In Kind
PLC – Public Limited Company
REIT – Real Estate Investment Trust
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $82,570,079 or 78.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$102,347,711	$—	$102,347,711
Short-Term Investment Fund	1,430,655	—	—	1,430,655
Total	$1,430,655	$102,347,711	$—	$103,778,366
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Impact Bond Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 28.5%
	Financials — 9.6%
$ 4,000,000	Bank of America Corp., 6.204%, 11/10/28	$ 4,141,557
2,000,000	Fifth Third Bancorp, 5.631%, 1/29/32	2,022,092
1,000,000	Fifth Third Bancorp, 6.339%, 7/27/29	1,037,387
1,023,815	Fishers Lane Associates LLC, 144a, 3.666%, 8/5/30	942,198
940,000	Fishers Lane Associates LLC, 144a, 5.477%, 8/5/40	956,106
2,599,000	Globe Life, Inc., 4.550%, 9/15/28	2,565,789
5,000,000	JPMorgan Chase & Co., 2.580%, 4/22/32	4,289,957
2,400,000	KeyBank NA, 4.150%, 8/8/25	2,387,725
1,500,000	KeyCorp, 2.550%, 10/1/29	1,334,105
1,500,000	Metropolitan Life Global Funding I, 144a, 3.050%, 6/17/29	1,386,729
2,000,000	Metropolitan Life Global Funding I, 144a, 4.300%, 8/25/29	1,943,884
1,000,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 1/15/33	1,034,710
1,500,000	Nationwide Mutual Insurance Co., 144a, 4.350%, 4/30/50	1,123,296
2,419,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	3,083,192
2,350,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.625%, 9/30/59	1,575,199
3,605,000	Pacific Life Global Funding II, 144a, 1.375%, 4/14/26	3,460,523
3,500,000	PNC Bank NA, 2.700%, 10/22/29	3,139,988
1,335,000	Progressive Corp. (The), 4.200%, 3/15/48	1,091,276
1,274,000	Protective Life Corp., 8.450%, 10/15/39	1,547,075
3,500,000	Protective Life Global Funding, 144a, 1.170%, 7/15/25	3,435,688
1,525,000	Reliance Standard Life Global Funding II, 144a, 5.243%, 2/2/26	1,526,011
2,610,000	Reliance Standard Life Global Funding II, 144a, 2.750%, 1/21/27	2,469,225
1,500,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	1,498,463
2,802,000	Teachers Insurance & Annuity Association of America, 144a, 4.900%, 9/15/44	2,504,357
1,100,000	Unum Group, 7.190%, 2/1/28	1,147,408
2,292,000	Unum Group, 7.250%, 3/15/28	2,415,550
1,405,000	US Bancorp, 5.727%, 10/21/26	1,414,413
1,500,000	US Bancorp, 5.850%, 10/21/33	1,533,642
		57,007,545
	Utilities — 7.7%
3,600,000	American Water Capital Corp., 2.950%, 9/1/27	3,440,935
2,686,674	Atmos Energy Kansas Securitization I LLC, 5.155%, 3/1/33	2,677,447
3,250,000	Avista Corp., 4.350%, 6/1/48	2,667,857
1,500,000	Brazos Securitization LLC, 144a, 5.243%, 9/1/40	1,485,554
1,623,000	California Water Service Co., 5.500%, 12/1/40	1,521,703
3,270,000	Cleco Securitization I LLC, Ser A-2, 4.646%, 9/1/42	3,071,479
2,008,000	Commonwealth Edison Co., 5.900%, 3/15/36	2,093,928
2,163,000	Dominion Energy South Carolina, Inc., 4.600%, 6/15/43	1,885,221
1,900,000	Duke Energy Florida Project Finance LLC, Ser 2032, 2.858%, 3/1/33	1,650,999
2,328,000	Duke Energy Progress LLC, 6.300%, 4/1/38	2,476,220
2,500,000	Empire District Bondco LLC, Ser A-1, 4.943%, 1/1/33	2,475,261
2,532,000	Entergy Louisiana LLC, 4.440%, 1/15/26	2,524,036
3,000,000	Essential Utilities, Inc., 4.276%, 5/1/49	2,349,645
1,642,000	Georgia Power Co., 4.750%, 9/1/40	1,498,626
3,828,000	Idaho Power Co., MTN, 5.500%, 3/15/53	3,679,645
3,415,000	Kentucky Utilities Co., 5.125%, 11/1/40	3,235,253
3,000,000	Nevada Power Co., 5.450%, 5/15/41	2,899,113
2,080,000	PG&E Wildfire Recovery Funding LLC, Ser A-5, 5.099%, 6/1/52	1,966,923
Principal Amount		Market Value
	Corporate Bonds — 28.5% (Continued)
	Utilities — 7.7% (Continued)
$ 1,110,000	Sierra Pacific Power Co., 2.600%, 5/1/26	$ 1,080,559
1,663,689	Southaven Combined Cycle Generation LLC, 3.846%, 8/15/33	1,559,654
		46,240,058
	Industrials — 3.2%
623,394	BNSF Railway Co. Pass-Through Trust, 144a, 3.442%, 6/16/28	592,522
2,355,000	Burlington Northern Santa Fe LLC, 6.700%, 8/1/28	2,487,445
1,625,000	Canadian Pacific Railway Co. (Canada), 3.125%, 6/1/26	1,586,404
1,500,000	CSX Corp., 6.150%, 5/1/37	1,594,621
1,914,177	FedEx Corp. Pass-Through Trust, 1.875%, 2/20/34	1,590,516
1,075,000	GATX Corp., 1.900%, 6/1/31	874,402
2,823,000	GATX Corp., 3.250%, 3/30/25	2,807,215
968,000	Republic Services, Inc., 2.300%, 3/1/30	850,203
421,000	TOTE Maritime Alaska LLC, 6.365%, 4/15/28	430,180
2,064,000	Tote Shipholdings LLC, 3.400%, 10/16/40	1,760,209
1,000,000	Union Pacific Corp., 4.850%, 6/15/44	858,588
1,094,869	Union Pacific Railroad Co. Pass-Through Trust, 3.227%, 5/14/26	1,075,715
334,057	Union Pacific Railroad Co. Pass-Through Trust, 5.866%, 7/2/30	335,943
2,225,000	Waste Management, Inc., 3.900%, 3/1/35	2,010,737
		18,854,700
	Health Care — 2.0%
3,500,000	Banner Health, 2.480%, 1/1/32	2,906,624
1,042,533	CVS Pass Through Trust Series 2013, 144a, 4.704%, 1/10/36	966,673
1,526,843	CVS Pass-Through Trust, 6.036%, 12/10/28	1,535,077
3,405,000	HCA, Inc., 5.250%, 4/15/25	3,408,434
3,955,000	Piedmont Healthcare, Inc., 2.044%, 1/1/32	3,238,613
		12,055,421
	Consumer Discretionary — 1.7%
3,115,092	American Airlines 2016-3 Class AA Pass Through Trust, 3.000%, 10/15/28	2,905,152
1,785,000	PulteGroup, Inc., 7.875%, 6/15/32	2,034,524
2,570,000	Smithsonian Institution, 2.645%, 9/1/39	1,935,808
518,606	United Airlines, Inc. Pass-Through Trust, 2.875%, 10/7/28	484,293
2,932,971	United Airlines, Inc. Pass-Through Trust, Ser 2023-1, A, 5.800%, 1/15/36	2,991,167
		10,350,944
	Real Estate — 1.5%
2,500,000	American Tower Corp. REIT, 3.125%, 1/15/27	2,418,633
3,000,000	Crown Castle International Corp. REIT, 4.300%, 2/15/29	2,902,899
2,050,000	SBA Tower Trust REIT, 144a, 1.631%, 11/15/26	1,921,487
1,885,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	1,826,439
		9,069,458
	Communication Services — 1.4%
1,500,000	AT&T, Inc., 4.850%, 7/15/45	1,308,902
1,250,000	AT&T, Inc., 6.250%, 3/29/41	1,284,396
1,075,000	AT&T, Inc., 6.800%, 5/15/36	1,157,635
1,025,000	Crown Castle Towers LLC, 144a, 4.241%, 7/15/28	986,618
4,000,000	T-Mobile USA, Inc., 4.375%, 4/15/40	3,469,868
		8,207,419
	Consumer Staples — 1.1%
3,345,000	Kroger Co. (The), Ser B, 7.700%, 6/1/29	3,680,463

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 28.5% (Continued)
	Consumer Staples — 1.1% (Continued)
$ 1,600,000	United Rentals North America, Inc., 4.875%, 1/15/28	$ 1,557,165
1,300,000	United Rentals North America, Inc., 144a, 6.000%, 12/15/29	1,312,367
		6,549,995
	Energy — 0.3%
1,405,000	Texas Eastern Transmission LP, 7.000%, 7/15/32	1,533,854
	Total Corporate Bonds	$169,869,394
	U.S. Government Agency Obligations — 21.7%
1,701,000	Canal Barge Co., Inc., 4.500%, 11/12/34	1,635,944
751,105	Reliance Industries Ltd. (India), 1.870%, 1/15/26	739,431
9,160	Small Business Administration Participation Certificates, Ser 2005-20H, Class 1, 5.110%, 8/1/25	9,145
73,666	Small Business Administration Participation Certificates, Ser 2006-20H, Class 1, 5.700%, 8/1/26	73,636
28,720	Small Business Administration Participation Certificates, Ser 2006-20K, Class 1, 5.360%, 11/1/26	28,688
49,940	Small Business Administration Participation Certificates, Ser 2006-20L, Class 1, 5.120%, 12/1/26	49,884
62,785	Small Business Administration Participation Certificates, Ser 2007-20A, Class 1, 5.320%, 1/1/27	62,997
97,185	Small Business Administration Participation Certificates, Ser 2007-20E, Class 1, 5.310%, 5/1/27	96,497
196,181	Small Business Administration Participation Certificates, Ser 2007-20F, Class 1, 5.710%, 6/1/27	196,968
180,260	Small Business Administration Participation Certificates, Ser 2007-20L, Class 1, 5.290%, 12/1/27	179,600
85,928	Small Business Administration Participation Certificates, Ser 2008-20A, Class 1, 5.170%, 1/1/28	85,955
97,118	Small Business Administration Participation Certificates, Ser 2008-20K, Class 1, 6.770%, 11/1/28	99,879
241,972	Small Business Administration Participation Certificates, Ser 2009-20C, Class 1, 4.660%, 3/1/29	240,602
108,404	Small Business Administration Participation Certificates, Ser 2009-20D, Class 1, 4.310%, 4/1/29	106,163
251,187	Small Business Administration Participation Certificates, Ser 2009-20E, Class 1, 4.430%, 5/1/29	247,935
106,362	Small Business Administration Participation Certificates, Ser 2009-20F, Class 1, 4.950%, 6/1/29	105,515
268,756	Small Business Administration Participation Certificates, Ser 2009-20J, Class 1, 3.920%, 10/1/29	261,637
473,987	Small Business Administration Participation Certificates, Ser 2010-20F, Class 1, 3.880%, 6/1/30	460,638
1,130,156	Small Business Administration Participation Certificates, Ser 2010-20I, Class 1, 3.210%, 9/1/30	1,084,142
2,827,613	Small Business Administration Participation Certificates, Ser 2013-20C, Class 1, 2.220%, 3/1/33	2,588,004
2,955,058	Small Business Administration Participation Certificates, Ser 2013-20E, Class 1, 2.070%, 5/1/33	2,669,438
1,215,381	Small Business Administration Participation Certificates, Ser 2013-20G, Class 1, 3.150%, 7/1/33	1,147,998
1,440,641	Small Business Administration Participation Certificates, Ser 2014-20H, Class 1, 2.880%, 8/1/34	1,329,449
2,101,176	Small Business Administration Participation Certificates, Ser 2014-20I, Class 1, 2.920%, 9/1/34	1,939,583
2,305,719	Small Business Administration Participation Certificates, Ser 2014-20K, Class 1, 2.800%, 11/1/34	2,115,100
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.7% (Continued)
$ 1,310,755	Small Business Administration Participation Certificates, Ser 2015-20I, Class 1, 2.820%, 9/1/35	$ 1,199,314
2,346,226	Small Business Administration Participation Certificates, Ser 2016-20A, Class 1, 2.780%, 1/1/36	2,159,076
2,182,118	Small Business Administration Participation Certificates, Ser 2016-20B, Class 1, 2.270%, 2/1/36	1,957,193
2,180,627	Small Business Administration Participation Certificates, Ser 2016-20E, Class 1, 2.270%, 5/1/36	1,947,924
2,303,467	Small Business Administration Participation Certificates, Ser 2016-20F, Class 1, 2.180%, 6/1/36	2,031,755
3,577,478	Small Business Administration Participation Certificates, Ser 2016-20L, Class 1, 2.810%, 12/1/36	3,230,353
625,710	Small Business Administration Participation Certificates, Ser 2017-10A, Class 1, 2.845%, 3/10/27	605,268
1,084,945	Small Business Administration Participation Certificates, Ser 2017-10B, Class 1, 2.518%, 9/10/27	1,035,958
2,736,214	Small Business Administration Participation Certificates, Ser 2017-20E, Class 1, 2.880%, 5/1/37	2,468,796
2,715,527	Small Business Administration Participation Certificates, Ser 2017-20F, Class 1, 2.810%, 6/1/37	2,393,771
3,238,565	Small Business Administration Participation Certificates, Ser 2017-20K, Class 1, 2.790%, 11/1/37	2,900,243
1,468,948	Small Business Administration Participation Certificates, Ser 2017-20L, Class 1, 2.780%, 12/1/37	1,317,804
3,417,834	Small Business Administration Participation Certificates, Ser 2018-20A, Class 1, 2.920%, 1/1/38	3,135,853
3,939,742	Small Business Administration Participation Certificates, Ser 2018-20C, Class 1, 3.200%, 3/1/38	3,629,803
2,769,692	Small Business Administration Participation Certificates, Ser 2018-20K, Class 1, 3.870%, 11/1/38	2,613,843
1,519,475	Small Business Administration Participation Certificates, Ser 2018-25D, Class 1, 3.890%, 10/1/43	1,388,127
1,732,437	Small Business Administration Participation Certificates, Ser 2019-20A, Class 1, 3.370%, 1/1/39	1,581,386
2,459,711	Small Business Administration Participation Certificates, Ser 2019-25B, Class 1, 3.450%, 2/1/44	2,240,771
2,027,452	Small Business Administration Participation Certificates, Ser 2019-25E, Class 1, 3.070%, 5/1/44	1,798,158
3,199,312	Small Business Administration Participation Certificates, Ser 2020-25I, Class 1, 1.150%, 9/1/45	2,504,719
4,883,438	Small Business Administration Participation Certificates, Ser 2021-25L, Class 1, 1.850%, 12/1/46	3,923,666
3,079,862	Small Business Administration Participation Certificates, Ser 2022-25C, Class 1, 2.750%, 3/1/47	2,599,850
2,158,501	Small Business Administration Participation Certificates, Ser 2022-25D, Class 1, 3.500%, 4/1/47	1,934,750
3,020,239	Small Business Administration Participation Certificates, Ser 2022-25G, Class 1, 3.930%, 7/1/47	2,773,370
3,755,014	Small Business Administration Participation Certificates, Ser 2022-25H, Class 1, 3.800%, 8/1/47	3,440,388
9,334,582	Small Business Administration Participation Certificates, Ser 2022-25I, Class 1, 4.260%, 9/1/47	8,818,198
4,707,224	Small Business Administration Participation Certificates, Ser 2023-10A, Class 1, 5.168%, 3/10/33	4,743,058

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	U.S. Government Agency Obligations — 21.7% (Continued)
$ 2,393,004	Small Business Administration Participation Certificates, Ser 2023-20E, Class 1, 4.600%, 5/1/43	$ 2,297,130
2,237,531	Small Business Administration Participation Certificates, Ser 2023-25C, Class 1, 4.930%, 3/1/48	2,157,759
5,609,188	Small Business Administration Participation Certificates, Ser 2023-25F, Class 1, 4.930%, 6/1/48	5,464,415
2,567,436	Small Business Administration Participation Certificates, Ser 2024-10A, Class 1, 5.035%, 3/10/34	2,547,661
5,195,000	Small Business Administration Participation Certificates, Ser 2024-10B, Class 1, 4.380%, 9/10/34	5,012,951
5,912,704	Small Business Administration Participation Certificates, Ser 2024-25A, Class 1, 5.050%, 1/1/49	5,889,690
5,387,381	Small Business Administration Participation Certificates, Ser 2024-25B, Class 1, 5.070%, 2/1/49	5,311,160
4,628,000	Small Business Administration Participation Certificates, Ser 2024-25I, Class 1, 4.450%, 9/1/49	4,428,660
5,500,000	Small Business Administration Participation Certificates, Ser 2024-25K, Class 1, 5.010%, 11/1/49	5,468,847
1,500,000	Small Business Administration Participation Certificates, Ser 2024-25L, Class 1, 4.820%, 12/1/49	1,472,847
2,085,323	United States International Development Finance Corp., 1.870%, 11/20/37	1,683,116
	Total U.S. Government Agency Obligations	$129,662,459
	U.S. Government Mortgage-Backed Obligations — 16.7%
977,473	FHLMC, Pool #SD8186, 3.500%, 11/1/51	871,226
5,379,114	FHLMC, Pool #SD8257, 4.500%, 10/1/52	5,068,066
131,681	FHLMC, Pool #W30008, 7.645%, 5/1/25	131,898
3,358,000	FHLMC, Pool #WN2314, 4.650%, 1/1/33	3,236,898
5,348,292	FHLMC REMIC, Pool #RA8086, 5.000%, 10/1/52	5,198,657
2,000,000	FHLMC REMIC, Pool #WN2381, 4.450%, 4/1/30	1,955,579
3,000,000	FHLMC REMIC, Pool #WN2615, 4.150%, 6/1/31	2,857,608
503,954	FNMA, Pool #888829, 5.888%, 6/1/37(A)(B)	502,376
393,239	FNMA, Pool #AH8854, 4.500%, 4/1/41	381,111
4,000,000	FNMA, Pool #AM9682, 3.810%, 8/1/45	3,380,326
2,767,363	FNMA, Pool #AN0897, 3.440%, 2/1/32	2,543,424
3,000,000	FNMA, Pool #AN2418, 2.120%, 9/1/26	2,880,879
1,365,398	FNMA, Pool #AN6828, 3.060%, 9/1/32	1,284,140
3,000,000	FNMA, Pool #AN8089, 3.330%, 1/1/38	2,446,898
120,773	FNMA, Pool #AT0924, 2.000%, 3/1/28	115,740
3,860,363	FNMA, Pool #BL3622, 2.600%, 8/1/26	3,744,636
3,400,500	FNMA, Pool #BS5630, 3.790%, 11/1/32	3,167,080
2,980,263	FNMA, Pool #BZ0544, 5.380%, 12/1/31	3,036,214
2,850,511	FNMA, Pool #CB0455, 2.500%, 5/1/51	2,345,618
1,309,349	FNMA, Pool #FM3442, 3.000%, 6/1/50	1,125,955
7,032,623	FNMA, Pool #FS1887, 3.000%, 5/1/47	6,033,449
2,894,924	FNMA, Pool #FS7798, 6.000%, 6/1/54	2,926,802
3,446,969	FNMA, Pool #MA4269, 2.500%, 2/1/41	2,956,410
1,202,273	FNMA, Pool #MA4416, 3.500%, 9/1/51	1,070,614
3,281,835	FNMA, Pool #MA4624, 3.000%, 6/1/52	2,788,485
5,175,917	FNMA, Pool #MA4654, 3.500%, 7/1/52	4,585,530
4,410,994	FNMA, Pool #MA4709, 5.000%, 7/1/52	4,265,889
3,385,821	FNMA, Pool #MA4784, 4.500%, 10/1/52	3,190,038
4,577,945	FNMA, Pool #MA5073, 6.000%, 7/1/53	4,604,874
2,407,037	FNMA, Pool #MA5106, 5.000%, 8/1/53	2,323,842
3,520,211	FNMA, Pool #MA5107, 5.500%, 8/1/53	3,475,427
6,110,217	GNMA, Pool #MA8795, 2.500%, 4/20/53	5,108,735
2,658,204	GNMA, Pool #MA9012, 3.000%, 7/20/53	2,310,487
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 16.7% (Continued)
$ 5,230,644	GNMA, Pool #MA9171, 5.500%, 9/20/53	$ 5,196,791
2,686,860	GNMA, Pool #MA9418, 3.000%, 1/20/54	2,335,384
	Total U.S. Government Mortgage-Backed Obligations	$99,447,086
	Agency Collateralized Mortgage Obligations — 7.8%
2,241,765	Fannie Mae-Aces, Ser 2017-M15, Class ATS2, 3.158%, 11/25/27(A)(B)	2,160,605
3,325,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1511, Class A3, 3.542%, 3/25/34	2,966,396
1,650,000	FHLMC Multifamily Structured Pass Through Certificates, Ser KSG2, Class A2, 2.091%, 11/25/31(A)(B)	1,386,308
417,141	FHLMC Multifamily Structured Pass Through Certificates, Ser KW03, Class A1, 2.617%, 12/25/26	409,941
3,060,000	FHLMC Multifamily Structured Pass-Through Certificates, Ser K-1513, Class A3, 2.797%, 8/25/34	2,549,341
6,070,433	Freddie Mac Multiclass Certificates Series, Ser 2024-P015, Class A, 4.305%, 1/25/33(A)(B)	5,690,206
2,600,000	FREMF Mortgage Trust, Ser 2015-K49, Class B, 144a, 3.722%, 10/25/48(A)(B)	2,575,592
2,450,000	FREMF Mortgage Trust, Ser 2017-K61, Class B, 144a, 3.695%, 12/25/49(A)(B)	2,374,303
1,200,000	FREMF Mortgage Trust, Ser 2018-K74, Class B, 144a, 4.094%, 2/25/51(A)(B)	1,157,879
599,932	FRESB Mortgage Trust, Ser 2015-SB9, Class A5, (SOFR30A + 0.814%), 5.480%, 11/25/35(A)	597,196
91,595	FRESB Mortgage Trust, Ser 2016-SB17, Class A5H, (SOFR30A + 0.814%), 5.480%, 5/25/36(A)	91,202
393,870	FRESB Mortgage Trust, Ser 2017-SB27, Class A10F, 3.090%, 1/25/27(A)(B)	385,983
2,057,123	FRESB Mortgage Trust, Ser 2018-SB46, Class A10F, 3.300%, 12/25/27(A)(B)	1,982,774
2,326,809	FRESB Mortgage Trust, Ser 2018-SB54, Class A10F, 3.520%, 5/25/28(A)(B)	2,251,086
2,602,035	FRESB Mortgage Trust, Ser 2018-SB55, Class A10F, 3.745%, 9/25/28(A)(B)	2,524,473
471,712	GNMA, Pool #785631, 4.632%, 5/20/67(A)(B)	467,723
348,521	GNMA, Ser 2012-46, Class C, 3.176%, 5/16/50(A)(B)	342,689
763,012	GNMA, Ser 2013-121, Class AB, 2.956%, 8/16/44(A)(B)	708,637
132,552	GNMA, Ser 2013-40, Class AC, 1.584%, 1/16/46	127,669
17,098	GNMA, Ser 2013-59, Class A, 1.750%, 7/16/45	15,978
2,540,000	GNMA, Ser 2015-32, Class HG, 3.000%, 9/16/49(A)(B)	2,023,525
365,962	GNMA, Ser 2015-37, Class AD, 2.600%, 11/16/55	342,710
1,145,223	GNMA, Ser 2015-73, Class B, 2.700%, 10/16/55(A)(B)	1,037,137
794,199	GNMA, Ser 2017-46, Class AB, 2.600%, 1/16/52	668,063
704,815	GNMA, Ser 2017-H11, Class FV, (TSFR1M + 0.614%), 5.266%, 5/20/67(A)	703,852
629,071	GNMA, Ser 2019-H15, Class GA, 2.250%, 8/20/69	608,044
3,742,921	GNMA, Ser 2020-113, Class AF, 2.000%, 10/16/62	2,507,688
4,927,842	GNMA, Ser 2020-118, Class AB, 2.250%, 4/16/62	3,939,247
2,168,526	GNMA, Ser 2021-21, Class AF, 1.750%, 6/16/63	1,489,373
3,566,260	GNMA, Ser 2021-22, Class AD, 1.350%, 10/16/62	2,615,209
	Total Agency Collateralized Mortgage Obligations	$46,700,829
	U.S. Treasury Obligations — 7.8%
9,000,000	U.S. Treasury Bond, 1.875%, 2/15/51	5,013,985
18,140,000	U.S. Treasury Bond, 2.875%, 5/15/52	12,707,920
8,000,000	U.S. Treasury Note, 4.500%, 11/15/33	7,965,000
21,540,000	U.S. Treasury Strip, Principal, 5/15/43(C)	8,881,576
19,894,000	U.S. Treasury Strip, Principal, 5/15/45(C)	7,422,310
15,500,000	U.S. Treasury Strip, Principal, 2/15/51(C)	4,403,916
	Total U.S. Treasury Obligations	$46,394,707

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 6.3%
$ 1,741,981	321 Henderson Receivables I LLC, Ser 2012-1A, Class A, 144a, 4.210%, 2/16/65	$ 1,627,801
874,100	321 Henderson Receivables I LLC, Ser 2012-2A, Class A, 144a, 3.840%, 10/15/59	793,862
2,673,799	321 Henderson Receivables I LLC, Ser 2015-2A, Class A, 144a, 3.870%, 3/15/58	2,396,124
2,301,457	CF Hippolyta Issuer LLC, Ser 2021-1A, Class A1, 144a, 1.530%, 3/15/61	2,181,858
3,000,437	JG Wentworth XLII LLC, Ser 2018-2A, Class A, 144a, 3.960%, 10/15/75	2,712,902
1,333,080	JGWPT XXVII LLC, Ser 2012-3A, Class A, 144a, 3.220%, 9/15/65	1,176,135
1,336,451	JGWPT XXXI LLC, Ser 2014-1A, Class A, 144a, 3.960%, 3/15/63	1,217,791
1,010,238	JGWPT XXXIV LLC, Ser 2015-1A, Class A, 144a, 3.260%, 9/15/72	869,903
4,445,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, Ser 2022-ELL, Class A2, 4.145%, 2/1/33	4,316,778
962,291	Oklahoma Development Finance Auth., Ser 2022-ONG, Class A1, 3.877%, 5/1/37	919,268
3,960,275	Small Business Administration Participation Certificates, Ser 2021-10B, Class 1, 1.304%, 9/10/31	3,396,023
4,605,182	Small Business Administration Participation Certificates, Ser 2021-25I, Class 1, 1.560%, 9/1/46	3,617,661
2,541,408	Small Business Administration Participation Certificates, Ser 2023-10B, Class 1, 5.688%, 9/10/33	2,591,523
3,592,967	Small Business Administration Participation Certificates, Ser 2023-25G, Class 1, 5.180%, 7/1/48	3,549,270
3,041,583	Small Business Administration Participation Certificates, Ser 2023-25H, Class 1, 5.150%, 8/1/48	2,996,308
460,276	Sunnova Hestia I Issuer LLC, Ser 2023-GRID1, Class 1A, 144a, 5.750%, 12/20/50	465,725
2,720,235	Sunnova Hestia II Issuer LLC, Ser 2024-GRID1, Class 1A, 144a, 5.630%, 7/20/51	2,736,481
	Total Asset-Backed Securities	$37,565,413
	Municipal Bonds — 5.9%
	California — 2.4%
1,000,000	California Health Facilities Financing Authority, 2.704%, 6/1/30	903,616
2,000,000	California Health Facilities Financing Authority, 2.229%, 6/1/32	1,669,727
875,000	California Health Facilities Financing Authority, 4.140%, 6/1/34	814,858
1,535,000	California Municipal Finance Authority, Revenue, 2.519%, 10/1/35	1,117,445
1,465,000	City of San Francisco Public Utilities Commission Water Revenue, Build America Bonds, 6.950%, 11/1/50	1,621,715
2,345,000	East Bay Municipal Utility District Water System Revenue, Build America Bonds Sub, 5.874%, 6/1/40	2,408,479
2,675,000	State of California, Build America Bonds, UTGO, 7.300%, 10/1/39	3,045,771
2,540,000	Tuolumne Wind Project Auth., Build America Bonds, Revenue, 6.918%, 1/1/34	2,721,690
		14,303,301
	Texas — 0.9%
1,770,000	Dallas Area Rapid Transit, Revenue, Build America Bonds, 5.999%, 12/1/44	1,798,612
Principal Amount		Market Value
	Municipal Bonds — 5.9% (Continued)
	Texas — (Continued)
$ 2,640,000	Texas Department of Transportation State Highway Fund, Build America Bonds, Revenue, 5.178%, 4/1/30	$ 2,664,864
1,281,000	Travis County Housing Finance Corp, Revenue, 2.550%, 7/1/42	822,286
		5,285,762
	Oklahoma — 0.5%
3,000,000	Oklahoma Development Finance Auth., Revenue, 5.087%, 2/1/52	2,838,100
	Indiana — 0.5%
2,750,000	Indianapolis Local Public Improvement Bond Bank, Build America Bonds, 6.116%, 1/15/40	2,822,832
	Virginia — 0.4%
914,896	Virginia Housing Development Authority, 2.950%, 10/25/49	747,113
2,318,549	Virginia Housing Development Authority, 2.125%, 7/25/51	1,768,375
		2,515,488
	Minnesota — 0.4%
3,115,126	Minnesota Housing Finance Agency, Revenue, 1.580%, 2/1/51	2,381,771
	New York — 0.4%
1,135,000	Port Authority of New York & New Jersey, 4.960%, 8/1/46	1,066,479
1,400,000	Port Authority of New York and New Jersey, Cons One Hundred Sixty-Eight, 4.926%, 10/1/51	1,298,223
		2,364,702
	Nevada — 0.2%
1,614,348	Nevada Housing Division, Revenue, 1.900%, 11/1/44	1,401,780
	Ohio — 0.2%
1,313,000	Ohio State HFA, Revenue, 2.650%, 11/1/41	1,086,465
	Louisiana — 0.0%
442,382	Louisiana Housing Corp., 2.875%, 11/1/38	397,983
	Total Municipal Bonds	$35,398,184
	Commercial Mortgage-Backed Securities — 4.5%
3,000,000	BMO Mortgage Trust, Ser 2024-5C7, Class A2, 5.092%, 11/15/57	2,997,638
16,596	CD Mortgage Trust, Ser 2006-CD3, Class AJ, 5.688%, 10/15/48	15,229
2,979,161	Citigroup Commercial Mortgage Trust, Ser 2020-555, Class A, 144a, 2.647%, 12/10/41	2,572,228
2,300,000	COMM Mortgage Trust, Ser 2020-SBX, Class A, 144a, 1.670%, 1/10/38	2,036,828
2,440,000	DOLP Trust, Ser 2021-NYC, Class A, 144a, 2.956%, 5/10/41	2,088,758
3,550,000	FREMF Mortgage Trust, Ser 2015-K45, Class B, 144a, 3.594%, 4/25/48(A)(B)	3,537,916
500,000	FREMF Mortgage Trust, Ser 2015-K48, Class B, 144a, 3.646%, 8/25/48(A)(B)	495,828
3,000,000	FREMF Mortgage Trust, Ser 2015-K50, Class B, 144a, 3.777%, 10/25/48(A)(B)	2,966,933
245,000	FREMF Mortgage Trust, Ser 2015-K51, Class B, 144a, 3.956%, 10/25/48(A)(B)	242,484
2,075,000	FREMF Mortgage Trust, Ser 2016-K52, Class B, 144a, 3.935%, 1/25/49(A)(B)	2,050,120
1,450,000	FREMF Mortgage Trust, Ser 2017-K65, Class B, 144a, 4.080%, 7/25/50(A)(B)	1,409,854
525,000	FREMF Mortgage Trust, Ser 2017-K69, Class B, 144a, 3.727%, 10/25/49(A)(B)	502,771

Touchstone Impact Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 4.5% (Continued)
$ 2,439,644	Logistics 1 MI TN VA Senior Notes CTL Pass-Through Trust, 144a, 2.654%, 10/10/42	$ 1,939,488
2,550,000	MKT Mortgage Trust, Ser 2020-525M, Class A, 144a, 2.694%, 2/12/40	2,111,024
2,185,000	SLG Office Trust, Ser 2021-OVA, Class A, 144a, 2.585%, 7/15/41	1,834,846
	Total Commercial Mortgage-Backed Securities	$26,801,945
	Non-Agency Collateralized Mortgage Obligations — 0.1%
373,937	Virginia Housing Development Auth., Ser 2013-B, Class A, 2.750%, 4/25/42	308,540
Shares
	Short-Term Investment Fund — 0.1%
243,078	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	243,078
	Total Investment Securities—99.4% (Cost $645,116,250)	$592,391,635
	Other Assets in Excess of Liabilities — 0.6%	3,863,228
	Net Assets — 100.0%	$596,254,863
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Strip Security- Separate trading of Registered Interest and Principal. Holders of a principal strip security are entitled to the portion of the payment representing principal only.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
FREMF – Freddie Mac Multifamily Securitization
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
HFA – Housing Finance Authority/Agency
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR1M – One Month Term Secured Overnight Financing Rate
UTGO – Unlimited Tax General Obligation
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $81,071,965 or 13.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$169,869,394	$—	$169,869,394
U.S. Government Agency Obligations	—	129,662,459	—	129,662,459
U.S. Government Mortgage-Backed Obligations	—	99,447,086	—	99,447,086
Agency Collateralized Mortgage Obligations	—	46,700,829	—	46,700,829
U.S. Treasury Obligations	—	46,394,707	—	46,394,707
Asset-Backed Securities	—	37,565,413	—	37,565,413
Municipal Bonds	—	35,398,184	—	35,398,184
Commercial Mortgage-Backed Securities	—	26,801,945	—	26,801,945
Non-Agency Collateralized Mortgage Obligations	—	308,540	—	308,540
Short-Term Investment Fund	243,078	—	—	243,078
Total	$243,078	$592,148,557	$—	$592,391,635
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.2%
	Industrials — 27.1%
2,485,463	AerCap Holdings NV (Ireland)	$ 237,858,809
2,384,581	Allison Transmission Holdings, Inc.	257,677,823
1,861,327	Armstrong World Industries, Inc.	263,061,345
3,427,765	Copart, Inc.*	196,719,433
359,742	Lennox International, Inc.	219,190,801
655,181	Old Dominion Freight Line, Inc.	115,573,928
2,093,577	Otis Worldwide Corp.	193,886,166
710,056	UniFirst Corp.	121,483,481
		1,605,451,786
	Financials — 13.2%
1,019,907	Cincinnati Financial Corp.	146,560,636
2,727,691	Fidelity National Information Services, Inc.	220,315,602
1,108,041	M&T Bank Corp.	208,322,789
2,844,647	Moelis & Co. - Class A	210,162,520
		785,361,547
	Information Technology — 12.6%
2,966,590	Amphenol Corp. - Class A	206,029,676
2,267,071	Entegris, Inc.	224,576,053
1,041,524	Keysight Technologies, Inc.*	167,300,000
1,682,845	Skyworks Solutions, Inc.	149,234,695
		747,140,424
	Materials — 10.9%
1,033,764	AptarGroup, Inc.	162,404,324
2,861,781	Ball Corp.	157,769,987
258,860	NewMarket Corp.	136,768,681
730,011	Vulcan Materials Co.	187,780,729
		644,723,721
	Consumer Staples — 10.2%
1,235,530	BellRing Brands, Inc.*	93,084,830
1,358,582	Brown-Forman Corp. - Class B	51,598,944
1,826,407	Dollar Tree, Inc.*	136,870,941
1,865,208	Lamb Weston Holdings, Inc.	124,651,851
1,738,829	Post Holdings, Inc.*	199,026,367
		605,232,933
	Consumer Discretionary — 9.7%
1,596,374	Churchill Downs, Inc.	213,179,784
501,087	Pool Corp.	170,840,602
3,354,599	Tempur Sealy International, Inc.	190,172,217
		574,192,603
Shares		Market Value
	Common Stocks — 98.2% (Continued)
	Health Care — 8.4%
2,788,608	Bruker Corp.	$ 163,468,201
840,869	STERIS PLC	172,849,031
440,115	Waters Corp.*	163,273,863
		499,591,095
	Real Estate — 6.1%
1,650,697	CBRE Group, Inc. - Class A*	216,720,009
1,592,492	Crown Castle, Inc. REIT	144,534,574
		361,254,583
	Total Common Stocks	$5,822,948,692
	Short-Term Investment Fund — 1.8%
110,837,326	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	110,837,326
	Total Investment Securities—100.0% (Cost $4,299,554,394)	$5,933,786,018
	Liabilities in Excess of Other Assets — (0.0%)	(2,637,496)
	Net Assets — 100.0%	$5,931,148,522
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,822,948,692	$—	$—	$5,822,948,692
Short-Term Investment Fund	110,837,326	—	—	110,837,326
Total	$5,933,786,018	$—	$—	$5,933,786,018
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Value Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.4%
	Industrials — 19.7%
104,570	AerCap Holdings NV (Ireland)	$ 10,007,349
60,379	Clean Harbors, Inc.*	13,895,623
45,193	Dover Corp.	8,478,207
225,705	Genpact Ltd.	9,694,030
91,121	Hexcel Corp.	5,713,287
26,019	L3Harris Technologies, Inc.	5,471,275
78,532	Leidos Holdings, Inc.	11,313,320
14,857	Parker-Hannifin Corp.	9,449,498
89,768	Regal Rexnord Corp.	13,925,710
17,365	Snap-on, Inc.	5,895,070
65,519	WESCO International, Inc.	11,856,318
44,875	Westinghouse Air Brake Technologies Corp.	8,507,851
		114,207,538
	Financials — 18.0%
78,909	Allstate Corp. (The)	15,212,866
134,874	American International Group, Inc.	9,818,827
14,004	Ameriprise Financial, Inc.	7,456,150
45,401	Discover Financial Services	7,864,815
574,388	First Horizon Corp.	11,568,175
85,945	Global Payments, Inc.	9,630,997
66,803	Pinnacle Financial Partners, Inc.	7,641,595
53,173	Reinsurance Group of America, Inc.	11,359,348
379,481	Starwood Property Trust, Inc. REIT	7,191,165
113,346	Webster Financial Corp.	6,258,966
32,842	Willis Towers Watson PLC	10,287,428
		104,290,332
	Consumer Staples — 9.6%
15,115	Casey's General Stores, Inc.	5,989,017
28,192	Constellation Brands, Inc. - Class A	6,230,432
181,808	Darling Ingredients, Inc.*	6,125,112
47,815	Dollar Tree, Inc.*	3,583,256
67,756	Ingredion, Inc.	9,320,515
123,254	Lamb Weston Holdings, Inc.	8,237,065
175,349	TreeHouse Foods, Inc.*	6,160,010
178,923	Tyson Foods, Inc. - Class A	10,277,337
		55,922,744
	Utilities — 9.5%
212,267	CenterPoint Energy, Inc.	6,735,232
77,721	DTE Energy Co.	9,384,811
174,664	Entergy Corp.	13,243,024
99,286	Evergy, Inc.	6,111,053
251,467	NiSource, Inc.	9,243,927
112,715	WEC Energy Group, Inc.	10,599,719
		55,317,766
	Health Care — 9.2%
42,608	Cencora, Inc.	9,573,165
119,143	Encompass Health Corp.	11,002,856
165,656	Envista Holdings Corp.*	3,195,504
109,011	Hologic, Inc.*	7,858,603
13,305	Humana, Inc.	3,375,612
44,676	Labcorp Holdings, Inc.	10,245,100
76,871	Zimmer Biomet Holdings, Inc.	8,119,884
		53,370,724
	Information Technology — 9.1%
96,676	Akamai Technologies, Inc.*	9,247,059
29,820	EPAM Systems, Inc.*	6,972,512
39,818	F5, Inc.*	10,013,033
68,910	Keysight Technologies, Inc.*	11,069,013
Shares		Market Value
	Common Stocks — 98.4% (Continued)
	Information Technology — 9.1% (Continued)
50,038	PTC, Inc.*	$ 9,200,487
89,415	Qorvo, Inc.*	6,252,791
		52,754,895
	Consumer Discretionary — 7.4%
164,935	Aramark	6,153,725
115,111	BorgWarner, Inc.	3,659,379
82,176	Columbia Sportswear Co.	6,897,032
200,061	Gentex Corp.	5,747,752
117,452	Hasbro, Inc.	6,566,741
194,237	LKQ Corp.	7,138,210
186,389	Valvoline, Inc.*	6,743,554
		42,906,393
	Real Estate — 5.9%
131,483	Agree Realty Corp. REIT	9,262,977
62,698	Alexandria Real Estate Equities, Inc. REIT	6,116,190
23,924	Essex Property Trust, Inc. REIT	6,828,867
191,425	Host Hotels & Resorts, Inc. REIT	3,353,766
56,215	Mid-America Apartment Communities, Inc. REIT	8,689,152
		34,250,952
	Energy — 5.2%
328,498	ChampionX Corp.	8,931,861
280,920	Coterra Energy, Inc.	7,174,697
41,356	Diamondback Energy, Inc.	6,775,353
525,686	Permian Resources Corp.	7,559,365
		30,441,276
	Materials — 4.8%
157,516	Axalta Coating Systems Ltd.*	5,390,197
100,727	Berry Global Group, Inc.	6,514,015
141,688	FMC Corp.	6,887,454
76,760	International Flavors & Fragrances, Inc.	6,490,058
35,626	Scotts Miracle-Gro Co. (The)	2,363,429
		27,645,153
	Total Common Stocks	$571,107,773
	Short-Term Investment Fund — 1.4%
8,401,124	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	8,401,124
	Total Investment Securities—99.8% (Cost $434,125,713)	$579,508,897
	Other Assets in Excess of Liabilities — 0.2%	1,074,648
	Net Assets — 100.0%	$580,583,545
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Mid Cap Value Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$571,107,773	$—	$—	$571,107,773
Short-Term Investment Fund	8,401,124	—	—	8,401,124
Total	$579,508,897	$—	$—	$579,508,897
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital International Growth Equity Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 99.5%
	Japan — 11.5%
	Consumer Staples — 2.5%
58,300	Ajinomoto Co., Inc.	$ 2,373,443
	Industrials — 4.9%
43,600	Recruit Holdings Co. Ltd.	3,030,545
4,400	SMC Corp.	1,708,616
	Information Technology — 4.1%
9,800	Keyence Corp.	3,983,422
	Total Japan	11,096,026
	Netherlands — 11.2%
	Financials — 4.3%
2,759	Adyen NV, 144a*	4,100,091
	Industrials — 2.7%
17,565	IMCD NV	2,610,348
	Information Technology — 4.2%
5,870	ASML Holding NV	4,068,380
	Total Netherlands	10,778,819
	Canada — 10.1%
	Consumer Discretionary — 1.6%
15,791	Dollarama, Inc.	1,541,035
	Information Technology — 8.5%
1,171	Constellation Software, Inc.	3,620,988
43,589	Shopify, Inc. - Class A*	4,634,819
	Total Canada	9,796,842
	Brazil — 8.1%
	Consumer Discretionary — 5.2%
2,970	MercadoLibre, Inc.*	5,050,307
	Industrials — 2.9%
323,300	WEG SA	2,761,566
	Total Brazil	7,811,873
	Switzerland — 8.0%
	Health Care — 2.8%
4,548	Lonza Group AG	2,684,406
	Industrials — 2.5%
6,504	VAT Group AG, 144a	2,459,253
	Materials — 2.7%
11,007	Sika AG	2,626,349
	Total Switzerland	7,770,008
	India — 7.5%
	Consumer Discretionary — 2.0%
51,279	Titan Co. Ltd.	1,943,983
	Financials — 5.5%
25,223	Bajaj Finance Ltd.	2,005,698
159,543	HDFC Bank Ltd.	3,299,398
	Total India	7,249,079
	United States — 6.9%
	Communication Services — 6.9%
31,835	Liberty Media Corp.-Liberty Formula One - Class C*	2,949,831
8,355	Spotify Technology SA*	3,737,860
	Total United States	6,687,691
	Sweden — 6.5%
	Industrials — 3.8%
134,945	AddTech AB - Class B	3,676,963
Shares		Market Value
	Common Stocks — 99.5% (Continued)
	Sweden — (Continued)
	Information Technology — 2.7%
273,286	Hexagon AB - Class B	$ 2,609,181
	Total Sweden	6,286,144
	Germany — 6.4%
	Communication Services — 3.8%
43,211	CTS Eventim AG & Co. KGaA	3,652,847
	Consumer Discretionary — 2.6%
74,925	Zalando SE, 144a*	2,506,486
	Total Germany	6,159,333
	Taiwan — 5.5%
	Information Technology — 5.5%
26,851	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,302,804
	Italy — 5.0%
	Consumer Discretionary — 3.0%
6,756	Ferrari NV	2,870,219
	Health Care — 2.0%
89,342	Stevanato Group SpA	1,946,762
	Total Italy	4,816,981
	Singapore — 4.7%
	Communication Services — 4.7%
43,149	Sea Ltd. ADR*	4,578,109
	United Kingdom — 3.4%
	Consumer Discretionary — 3.4%
12,849	Flutter Entertainment PLC*	3,320,824
	Denmark — 2.4%
	Consumer Discretionary — 2.4%
12,516	Pandora A/S	2,289,871
	Poland — 2.3%
	Consumer Staples — 2.3%
23,878	Dino Polska SA, 144a*	2,253,558
	Total Common Stocks	$96,197,962
	Short-Term Investment Fund — 0.0%
8,912	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	8,912
	Total Investment Securities — 99.5% (Cost $82,974,557)	$96,206,874
	Other Assets in Excess of Liabilities — 0.5%	499,914
	Net Assets — 100.0%	$96,706,788
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $11,319,388 or 11.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Sands Capital International Growth Equity Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$11,096,026	$—	$11,096,026
Netherlands	4,068,380	6,710,439	—	10,778,819
Canada	9,796,842	—	—	9,796,842
Brazil	7,811,873	—	—	7,811,873
Switzerland	—	7,770,008	—	7,770,008
India	—	7,249,079	—	7,249,079
United States	6,687,691	—	—	6,687,691
Sweden	—	6,286,144	—	6,286,144
Germany	—	6,159,333	—	6,159,333
Taiwan	5,302,804	—	—	5,302,804
Italy	4,816,981	—	—	4,816,981
Singapore	4,578,109	—	—	4,578,109
United Kingdom	3,320,824	—	—	3,320,824
Denmark	—	2,289,871	—	2,289,871
Poland	2,253,558	—	—	2,253,558
Short-Term Investment Fund	8,912	—	—	8,912
Total	$48,645,974	$47,560,900	$—	$96,206,874
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Information Technology — 52.4%
423,312	Apple, Inc.	$ 106,005,791
135,953	AppLovin Corp. - Class A*	44,025,660
83,960	ASML Holding NV (Netherlands)	58,190,997
466,219	Atlassian Corp. - Class A*	113,468,380
630,482	Cloudflare, Inc. - Class A*	67,890,302
531,016	Datadog, Inc. - Class A*	75,876,876
494,178	Entegris, Inc.	48,953,273
403,436	Microsoft Corp.	170,048,274
1,879,032	NVIDIA Corp.	252,335,207
1,642,604	Samsara, Inc. - Class A*	71,765,369
116,349	ServiceNow, Inc.*	123,343,902
1,024,909	Shopify, Inc. (Canada) - Class A*	108,978,574
225,796	Snowflake, Inc. - Class A*	34,865,160
		1,275,747,765
	Communication Services — 15.9%
208,839	Meta Platforms, Inc. - Class A	122,277,323
79,796	Netflix, Inc.*	71,123,771
685,975	ROBLOX Corp. - Class A*	39,690,513
710,338	Sea Ltd. (Singapore) ADR*	75,366,862
175,171	Spotify Technology SA*	78,368,002
		386,826,471
	Consumer Discretionary — 11.3%
1,004,411	Amazon.com, Inc.*	220,357,729
333,986	DoorDash, Inc. - Class A*	56,026,152
		276,383,881
	Financials — 9.9%
825,784	Block, Inc.*	70,183,382
427,445	Intercontinental Exchange, Inc.	63,693,579
5,493,012	NU Holdings Ltd. (Brazil) - Class A*	56,907,604
159,788	Visa, Inc. - Class A	50,499,400
		241,283,965
	Health Care — 4.6%
995,233	DexCom, Inc.*	77,399,270
815,141	Ultragenyx Pharmaceutical, Inc.*	34,292,982
		111,692,252
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Industrials — 3.3%
61,679	Axon Enterprise, Inc.*	$ 36,657,063
742,121	Uber Technologies, Inc.*	44,764,739
		81,421,802
	Total Common Stocks	$2,373,356,136
	Short-Term Investment Fund — 2.7%
66,654,438	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	66,654,438
	Total Investment Securities—100.1% (Cost $1,578,879,315)	$2,440,010,574
	Liabilities in Excess of Other Assets — (0.1%)	(2,979,629)
	Net Assets — 100.0%	$2,437,030,945
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,373,356,136	$—	$—	$2,373,356,136
Short-Term Investment Fund	66,654,438	—	—	66,654,438
Total	$2,440,010,574	$—	$—	$2,440,010,574
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 98.3%
	Industrials — 21.4%
85,931	Armstrong World Industries, Inc.	$ 12,144,628
73,266	Casella Waste Systems, Inc. - Class A*	7,752,276
436,728	Gates Industrial Corp. PLC*	8,983,495
67,338	Landstar System, Inc.	11,572,709
284,204	Marten Transport Ltd.	4,436,424
74,477	Matson, Inc.	10,042,479
25,137	UniFirst Corp.	4,300,689
		59,232,700
	Information Technology — 18.2%
259,449	ACI Worldwide, Inc.*	13,467,998
170,417	CTS Corp.	8,986,088
267,460	DoubleVerify Holdings, Inc.*	5,137,907
86,780	ePlus, Inc.*	6,411,306
48,002	Qualys, Inc.*	6,730,841
261,192	Vontier Corp.	9,525,672
		50,259,812
	Financials — 17.9%
261,106	Atlantic Union Bankshares Corp.	9,890,695
247,848	Cannae Holdings, Inc.	4,922,261
46,280	Hanover Insurance Group, Inc. (The)	7,157,665
169,396	Moelis & Co. - Class A	12,514,977
7,671	White Mountains Insurance Group Ltd.	14,920,555
		49,406,153
	Consumer Discretionary — 17.0%
129,066	Acushnet Holdings Corp.	9,174,012
7,586	Graham Holdings Co. - Class B	6,614,385
18,275	Murphy USA, Inc.	9,169,481
324,726	Revolve Group, Inc.*	10,875,074
196,722	Tempur Sealy International, Inc.	11,152,170
		46,985,122
	Real Estate — 6.6%
249,377	Alexander & Baldwin, Inc. REIT	4,423,948
314,038	Essential Properties Realty Trust, Inc. REIT	9,823,109
81,511	First Industrial Realty Trust, Inc. REIT	4,086,146
		18,333,203
	Health Care — 6.3%
466,477	Certara, Inc.*	4,967,980
138,990	Enovis Corp.*	6,098,881
82,127	Haemonetics Corp.*	6,412,476
		17,479,337
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Consumer Staples — 4.8%
44,899	Lancaster Colony Corp.	$ 7,773,813
59,667	PriceSmart, Inc.	5,499,507
		13,273,320
	Materials — 4.7%
110,176	Ingevity Corp.*	4,489,672
14,896	NewMarket Corp.	7,870,301
85,569	Tredegar Corp.*	657,170
		13,017,143
	Communication Services — 1.4%
10,901	Cable One, Inc.	3,947,470
	Total Common Stocks	$271,934,260
	Short-Term Investment Fund — 1.8%
4,940,693	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	4,940,693
	Total Investment Securities—100.1% (Cost $223,533,912)	$276,874,953
	Liabilities in Excess of Other Assets — (0.1%)	(156,079)
	Net Assets — 100.0%	$276,718,874
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$271,934,260	$—	$—	$271,934,260
Short-Term Investment Fund	4,940,693	—	—	4,940,693
Total	$276,874,953	$—	$—	$276,874,953
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Small Cap Value Fund – December 31, 2024 (Unaudited)
Shares		Market Value
	Common Stocks — 96.7%
	Financials — 24.3%
83,913	Chimera Investment Corp. REIT	$ 1,174,782
12,708	City Holding Co.	1,505,644
155,184	Columbia Banking System, Inc.	4,191,520
33,118	First American Financial Corp.	2,067,888
181,778	First Horizon Corp.	3,661,009
94,005	First Interstate BancSystem, Inc. - Class A	3,052,342
21,964	Hanover Insurance Group, Inc. (The)	3,396,952
26,826	Independent Bank Corp.	1,721,961
99,773	MGIC Investment Corp.	2,365,618
53,632	National Bank Holdings Corp. - Class A	2,309,394
43,867	NMI Holdings, Inc. - Class A*	1,612,551
159,611	Old National Bancorp	3,464,357
34,297	Pinnacle Financial Partners, Inc.	3,923,234
127,372	Starwood Property Trust, Inc. REIT	2,413,699
57,944	Univest Financial Corp.	1,709,927
271,318	Valley National Bancorp	2,458,141
34,808	Voya Financial, Inc.	2,395,834
24,395	Westamerica BanCorp	1,279,762
39,546	Wintrust Financial Corp.	4,931,782
		49,636,397
	Industrials — 19.6%
22,925	AZEK Co., Inc. (The)*	1,088,250
3,668	BWX Technologies, Inc.	408,578
7,316	CACI International, Inc. - Class A*	2,956,103
14,766	Clean Harbors, Inc.*	3,398,247
42,967	Enerpac Tool Group Corp.	1,765,514
19,039	Enpro, Inc.	3,283,276
130,145	Enviri Corp.*	1,002,116
52,139	ExlService Holdings, Inc.*	2,313,929
191,606	Gates Industrial Corp. PLC*	3,941,335
28,227	Hexcel Corp.	1,769,833
31,799	Huron Consulting Group, Inc.*	3,951,344
24,845	ITT, Inc.	3,549,854
35,700	Korn Ferry	2,407,965
13,104	Regal Rexnord Corp.	2,032,823
18,894	Standex International Corp.	3,532,989
8,786	Valmont Industries, Inc.	2,694,403
		40,096,559
	Consumer Discretionary — 9.7%
22,735	American Eagle Outfitters, Inc.	378,992
8,877	Carter's, Inc.	481,045
32,950	Cheesecake Factory, Inc. (The)	1,563,148
20,007	Dorman Products, Inc.*	2,591,907
66,095	Gentex Corp.	1,898,909
10,445	Installed Building Products, Inc.	1,830,486
8,115	Murphy USA, Inc.	4,071,701
44,680	Steven Madden Ltd.	1,899,794
46,287	Urban Outfitters, Inc.*	2,540,231
51,849	Valvoline, Inc.*	1,875,897
17,820	YETI Holdings, Inc.*	686,248
		19,818,358
	Health Care — 8.3%
46,151	Encompass Health Corp.	4,262,045
52,473	Envista Holdings Corp.*	1,012,204
33,529	Globus Medical, Inc. - Class A*	2,773,183
62,619	Integra LifeSciences Holdings Corp.*	1,420,199
62,013	Option Care Health, Inc.*	1,438,702
58,019	Prestige Consumer Healthcare, Inc.*	4,530,704
32,936	QuidelOrtho Corp.*	1,467,299
		16,904,336
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Information Technology — 8.0%
10,453	Belden, Inc.	$ 1,177,112
41,426	Cohu, Inc.*	1,106,074
282,333	Harmonic, Inc.*	3,735,266
53,898	Lumentum Holdings, Inc.*	4,524,737
16,457	Rogers Corp.*	1,672,196
12,784	Silicon Laboratories, Inc.*	1,588,028
244,495	Viavi Solutions, Inc.*	2,469,400
		16,272,813
	Real Estate — 7.1%
47,179	Agree Realty Corp. REIT	3,323,761
83,333	COPT Defense Properties REIT	2,579,156
13,531	CTO Realty Growth, Inc. REIT	266,696
59,230	National Storage Affiliates Trust REIT	2,245,409
272,445	Newmark Group, Inc. - Class A	3,490,020
77,353	STAG Industrial, Inc. REIT	2,616,079
		14,521,121
	Energy — 5.9%
40,827	Cactus, Inc. - Class A	2,382,664
101,159	ChampionX Corp.	2,750,513
54,127	Civitas Resources, Inc.	2,482,806
89,741	Expro Group Holdings NV*	1,119,070
223,755	Permian Resources Corp.	3,217,597
		11,952,650
	Materials — 5.0%
305,875	Arcadium Lithium PLC (Jersey)*	1,569,139
45,723	Axalta Coating Systems Ltd.*	1,564,641
24,677	Cabot Corp.	2,253,257
29,186	Ingevity Corp.*	1,189,329
12,315	Innospec, Inc.	1,355,389
93,938	O-I Glass, Inc.*	1,018,288
24,684	Silgan Holdings, Inc.	1,284,802
		10,234,845
	Consumer Staples — 4.8%
59,329	Hain Celestial Group, Inc. (The)*	364,873
19,878	Ingredion, Inc.	2,734,418
7,431	Lancaster Colony Corp.	1,286,603
12,070	MGP Ingredients, Inc.	475,196
35,577	Performance Food Group Co.*	3,008,036
56,595	TreeHouse Foods, Inc.*	1,988,182
		9,857,308
	Utilities — 4.0%
24,319	Black Hills Corp.	1,423,148
19,572	IDACORP, Inc.	2,138,828
79,098	Portland General Electric Co.	3,450,255
17,684	Spire, Inc.	1,199,506
		8,211,737
	Total Common Stocks	$197,506,124
	Short-Term Investment Fund — 3.6%
7,354,887	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	7,354,887
	Total Investment Securities—100.3% (Cost $177,501,105)	$204,861,011
	Liabilities in Excess of Other Assets — (0.3%)	(656,231)
	Net Assets — 100.0%	$204,204,780
*	Non-income producing security.
∞	Open-End Fund.

Touchstone Small Cap Value Fund (Unaudited) (Continued)
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$197,506,124	$—	$—	$197,506,124
Short-Term Investment Fund	7,354,887	—	—	7,354,887
Total	$204,861,011	$—	$—	$204,861,011
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – December 31, 2024 (Unaudited)
Principal Amount		Market Value
	Asset-Backed Securities — 44.4%
$ 7,730,000	American Credit Acceptance Receivables Trust, Ser 2021-3, Class E, 144a, 2.560%, 11/15/27	$ 7,678,964
5,441,496	American Credit Acceptance Receivables Trust, Ser 2022-3, Class D, 144a, 5.830%, 10/13/28	5,468,195
1,970,174	American Credit Acceptance Receivables Trust, Ser 2023-1, Class C, 144a, 5.590%, 4/12/29	1,975,290
2,000,000	American Credit Acceptance Receivables Trust, Ser 2023-3, Class C, 144a, 6.440%, 10/12/29	2,024,097
1,763,722	American Credit Acceptance Receivables Trust, Ser 2024-2, Class A, 144a, 5.900%, 2/12/27	1,769,969
5,200,000	AmeriCredit Automobile Receivables Trust, Ser 2021-2, Class C, 1.010%, 1/19/27	5,094,351
4,000,000	AmeriCredit Automobile Receivables Trust, Ser 2022-1, Class B, 2.770%, 4/19/27	3,952,018
2,918,285	AmeriCredit Automobile Receivables Trust, Ser 2023-2, Class A2, 6.190%, 4/19/27	2,932,274
2,725,349	Asset Backed Securities Corp. Home Equity Loan Trust Series OOMC, Ser 2006-HE3, Class A5, (TSFR1M + 0.654%), 2.883%, 3/25/36(A)	2,653,870
1,807,803	AUF Funding LLC, Ser 2022-1A, Class A1LN, 144a, (TSFR3M + 2.500%), 7.117%, 1/20/31(A)	1,809,880
5,230,000	Avis Budget Rental Car Funding AESOP LLC, Ser 2020-2A, Class A, 144a, 2.020%, 2/20/27	5,104,466
4,805,048	Bain Capital Credit CLO (Cayman Islands), Ser 2018-2A, Class A1R, 144a, (TSFR3M + 1.080%), 5.697%, 7/19/31(A)	4,807,360
5,514,313	Carlyle Global Market Strategies CLO Ltd., Ser 2012-4A, Class A1R4, 144a, (TSFR3M + 1.120%), 5.752%, 4/22/32(A)	5,522,028
6,114,000	CIFC Funding Ltd. (Cayman Islands), Ser 2016-1A, Class AR3, 144a, (TSFR3M + 1.000%), 10/21/31(A)	6,114,000
3,299,552	CIFC Funding Ltd. (Cayman Islands), Ser 2017-2A, Class AR, 144a, (TSFR3M + 1.212%), 5.829%, 4/20/30(A)	3,303,601
3,772,351	CPS Auto Receivables Trust, Ser 2020-C, Class E, 144a, 4.220%, 5/17/27	3,768,756
1,081,485	Credit Acceptance Auto Loan Trust, Ser 2022-3A, Class A, 144a, 6.570%, 10/15/32	1,086,505
5,000,000	Credit Acceptance Auto Loan Trust, Ser 2023-1A, Class A, 144a, 6.480%, 3/15/33	5,055,487
4,860,000	Credit Acceptance Auto Loan Trust, Ser 2023-2A, Class A, 144a, 5.920%, 5/16/33	4,904,020
7,771,395	DB Master Finance LLC, Ser 2019-1A, Class A2II, 144a, 4.021%, 5/20/49	7,659,489
329,290	Dell Equipment Finance Trust, Ser 2022-2, Class A3, 144a, 4.140%, 7/22/27	329,027
2,705,000	Dell Equipment Finance Trust, Ser 2022-2, Class B, 144a, 4.400%, 7/22/27	2,703,080
4,700,000	Dell Equipment Finance Trust, Ser 2022-2, Class C, 144a, 4.740%, 7/22/27	4,697,962
2,849,846	Dewolf Park CLO Ltd., Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.182%), 5.838%, 10/15/30(A)	2,851,829
8,254,750	Domino's Pizza Master Issuer LLC, Ser 2015-1A, Class A2II, 144a, 4.474%, 10/25/45	8,221,995
5,021,750	Domino's Pizza Master Issuer LLC, Ser 2018-1A, Class A2I, 144a, 4.116%, 7/25/48	4,991,767
2,654,092	DT Auto Owner Trust, Ser 2021-4A, Class C, 144a, 1.500%, 9/15/27	2,638,356
7,700,000	Exeter Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.210%, 2/15/28	7,545,727
6,036,978	Exeter Automobile Receivables Trust, Ser 2021-3A, Class D, 1.550%, 6/15/27	5,890,658
1,330,000	Exeter Automobile Receivables Trust, Ser 2022-1A, Class D, 3.020%, 6/15/28	1,308,461
Principal Amount		Market Value
	Asset-Backed Securities — 44.4% (Continued)
$ 6,361,409	Exeter Automobile Receivables Trust, Ser 2022-4A, Class C, 4.920%, 12/15/28	$ 6,362,905
1,322,367	FNA VI LLC, Ser 2021-1A, Class A, 144a, 1.350%, 1/10/32	1,246,668
94,572	FNMA REMIC, Ser 2001-W4, Class AF5, 5.614%, 2/25/32(A)(B)	94,797
2,757,190	Foursight Capital Automobile Receivables Trust, Ser 2023-2, Class A2, 144a, 5.990%, 5/15/28	2,774,332
3,925,794	Galaxy XXVI CLO Ltd. (Cayman Islands), Ser 2018-26A, Class AR, 144a, (TSFR3M + 1.170%), 5.684%, 11/22/31(A)	3,932,063
5,886,977	GLS Auto Receivables Issuer Trust, Ser 2020-3A, Class E, 144a, 4.310%, 7/15/27	5,885,021
1,300,000	GLS Auto Receivables Issuer Trust, Ser 2020-4A, Class E, 144a, 3.510%, 10/15/27	1,292,683
2,462,286	GLS Auto Receivables Issuer Trust, Ser 2021-1A, Class D, 144a, 1.680%, 1/15/27	2,442,513
5,000,000	GLS Auto Receivables Issuer Trust, Ser 2022-3A, Class D, 144a, 6.420%, 6/15/28	5,066,701
5,013,619	GLS Auto Select Receivables Trust, Ser 2024-3A, Class A2, 144a, 5.590%, 10/15/29	5,071,955
4,850,000	GreatAmerica Leasing Receivables Funding LLC Series, Ser 2022-1, Class C, 144a, 5.980%, 7/15/30	4,930,682
1,136,485	Hilton Grand Vacations Trust, Ser 2018-AA, Class A, 144a, 3.540%, 2/25/32	1,130,194
898,237	Hilton Grand Vacations Trust, Ser 2020-AA, Class A, 144a, 2.740%, 2/25/39	868,766
1,122,796	Hilton Grand Vacations Trust, Ser 2020-AA, Class B, 144a, 4.220%, 2/25/39	1,104,239
3,000,000	Hpefs Equipment Trust, Ser 2022-2A, Class D, 144a, 4.940%, 3/20/30	2,999,827
5,100,000	Hpefs Equipment Trust, Ser 2022-3A, Class C, 144a, 6.130%, 8/20/29	5,133,130
8,090,000	HPEFS Equipment Trust, Ser 2023-2A, Class C, 144a, 6.480%, 1/21/31	8,218,322
5,150,000	M&T Equipment Notes, Ser 2024-1A, Class A2, 144a, 4.990%, 8/18/31	5,164,163
2,523,470	Madison Park Funding XXIV Ltd. (Cayman Islands), Ser 2016-24A, Class AR2, 144a, (TSFR3M + 1.120%), 5.737%, 10/20/29(A)	2,526,021
3,598,000	Madison Park Funding XXVIII Ltd. (Cayman Islands), Ser 2018-28A, Class X, 144a, (TSFR3M + 0.900%), 5.325%, 1/15/38(A)	3,598,237
1,871,889	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class A, 144a, (TSFR1M + 1.814%), 6.196%, 12/15/35(A)	1,871,890
5,219,000	MF1 Ltd. (Cayman Islands), Ser 2020-FL4, Class C, 144a, (TSFR1M + 3.714%), 8.096%, 12/15/35(A)	5,190,221
2,564,044	MVW LLC, Ser 2020-1A, Class A, 144a, 1.740%, 10/20/37	2,458,656
1,424,625	Neighborly Issuer, Ser 2023-1A, Class A2, 144a, 7.308%, 1/30/53	1,446,213
1,686,812	OCP CLO Ltd. (Cayman Islands), Ser 2014-6A, Class A1R2, 144a, (TSFR3M + 1.150%), 5.797%, 10/17/30(A)	1,687,447
3,164,627	OneMain Direct Auto Receivables Trust, Ser 2019-1A, Class A, 144a, 3.630%, 9/14/27	3,147,235
3,640,000	OneMain Direct Auto Receivables Trust, Ser 2022-1A, Class B, 144a, 5.070%, 6/14/29	3,648,108
3,635,536	OneMain Financial Issuance Trust, Ser 2022-2A, Class A, 144a, 4.890%, 10/14/34	3,637,259
3,000,000	OneMain Financial Issuance Trust, Ser 2022-3A, Class A, 144a, 5.940%, 5/15/34	3,021,041

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Asset-Backed Securities — 44.4% (Continued)
$ 5,237,679	OZLM IX Ltd. (Cayman Islands), Ser 2014-9A, Class A1A4, 144a, (TSFR3M + 1.200%), 5.817%, 10/20/31(A)	$ 5,241,843
2,352,830	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-4A, Class A1, 144a, (TSFR3M + 1.062%), 5.718%, 10/15/29(A)	2,355,195
4,205,912	Regatta XIV Funding Ltd. (Cayman Islands), Ser 2018-3A, Class AR, 144a, (TSFR3M + 1.100%), 5.726%, 10/25/31(A)	4,207,712
1,090,977	Romark WM-R Ltd. (Cayman Islands), Ser 2018-1A, Class A1, 144a, (TSFR3M +1.292%), 5.909%, 4/20/31(A)	1,092,605
12,500,000	Santander Drive Auto Receivables Trust, Ser 2022-4, Class C, 5.000%, 11/15/29	12,558,910
5,000,000	Santander Drive Auto Receivables Trust, Ser 2022-7, Class B, 5.950%, 1/17/28	5,031,409
3,825,000	SCF Equipment Leasing LLC, Ser 2024-1A, Class A2, 144a, 5.880%, 11/20/29	3,856,578
2,263,037	Sierra Timeshare Receivables Funding LLC, Ser 2024-3, Class B, 144a, 4.980%, 8/20/41	2,244,035
3,241,833	Symphony Static CLO I Ltd. (Cayman Islands), Ser 2021-1A, Class A, 144a, (TSFR3M + 1.092%), 5.717%, 10/25/29(A)	3,243,982
220,700	TCI-Flatiron CLO Ltd. (Cayman Islands), Ser 2017-1A, Class AR, 144a, (TSFR3M + 1.222%), 5.707%, 11/18/30(A)	220,914
970,448	Towd Point Mortgage Trust, Ser 2017-5, Class A1, 144a, (TSFR1M + 0.714%), 5.053%, 2/25/57(A)	1,013,067
1,400,385	Towd Point Mortgage Trust, Ser 2019-HY1, Class A1, 144a, (TSFR1M + 1.114%), 5.453%, 10/25/48(A)	1,415,664
2,085,725	Westgate Resorts LLC, Ser 2022-1A, Class A, 144a, 1.788%, 8/20/36	2,044,419
5,325,000	Westlake Automobile Receivables Trust, Ser 2021-1A, Class E, 144a, 2.330%, 8/17/26	5,284,757
4,775,000	Westlake Automobile Receivables Trust, Ser 2021-2A, Class E, 144a, 2.380%, 3/15/27	4,698,836
4,900,000	Westlake Automobile Receivables Trust, Ser 2022-3A, Class D, 144a, 6.680%, 4/17/28	4,995,062
5,000,000	Westlake Automobile Receivables Trust, Ser 2023-1A, Class B, 144a, 5.410%, 1/18/28	5,017,081
	Total Asset-Backed Securities	$284,336,840
	Corporate Bonds — 18.4%
	Financials — 5.1%
3,950,000	Citibank NA, (SOFR + 0.708%), 5.224%, 8/6/26(A)	3,963,456
2,982,000	JPMorgan Chase & Co., Ser b, (TSFR3M + 0.762%), 5.333%, 2/1/27(A)	2,945,175
3,000,000	PNC Capital Trust, (TSFR3M + 0.832%), 5.331%, 6/1/28(A)	2,952,120
6,050,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	6,043,799
2,500,000	Synovus Financial Corp., 5.200%, 8/11/25	2,498,327
8,000,000	Toronto-Dominion Bank (The) (Canada), MTN, (SOFR + 0.480%), 5.134%, 10/10/25(A)	8,008,471
6,300,000	Western Union Co. (The), 2.850%, 1/10/25	6,296,855
		32,708,203
	Consumer Discretionary — 3.9%
7,500,000	Daimler Truck Finance North America LLC (Germany), 144a, 5.600%, 8/8/25	7,536,574
5,350,000	Hyundai Capital America, 144a, 5.250%, 1/8/27	5,380,723
Principal Amount		Market Value
	Corporate Bonds — 18.4% (Continued)
	Consumer Discretionary — 3.9% (Continued)
$ 4,780,000	Mercedes-Benz Finance North America LLC (Germany), 144a, (SOFR + 0.630%), 5.203%, 7/31/26(A)	$ 4,793,343
6,997,122	United Airlines, Inc. Pass-Through Trust, Ser 2013-1 A, 4.300%, 8/15/25	6,958,566
		24,669,206
	Energy — 2.7%
9,000,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	8,976,305
2,308,000	Florida Gas Transmission Co. LLC, 144a, 4.350%, 7/15/25	2,298,472
1,796,000	Gulfstream Natural Gas System LLC, 144a, 6.190%, 11/1/25	1,812,508
1,000,000	HF Sinclair Corp., 6.375%, 4/15/27	1,014,602
3,041,000	Western Midstream Operating LP, 3.100%, 2/1/25	3,033,201
		17,135,088
	Health Care — 1.4%
4,000,000	Elevance Health, Inc., 4.500%, 10/30/26	3,990,297
5,045,000	UnitedHealth Group, Inc., (SOFR + 0.500%), 5.137%, 7/15/26(A)	5,061,444
		9,051,741
	Real Estate — 1.4%
5,500,000	Public Storage Operating Co. REIT, (SOFR + 0.700%), 5.332%, 4/16/27(A)	5,527,537
3,588,000	SBA Tower Trust REIT, 144a, 1.884%, 1/15/26	3,476,532
		9,004,069
	Industrials — 1.1%
1,000,000	Element Fleet Management Corp. (Canada), 144a, 3.850%, 6/15/25	994,993
4,250,000	L3Harris Technologies, Inc., 5.400%, 1/15/27	4,301,959
1,936,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 4.000%, 7/15/25	1,925,207
		7,222,159
	Communication Services — 0.9%
6,000,000	Crown Castle Towers LLC, 144a, 3.663%, 5/15/25	5,968,931
	Consumer Staples — 0.7%
4,500,000	Transurban Finance Co. Pty Ltd. (Australia), 144a, 4.125%, 2/2/26	4,458,478
	Utilities — 0.6%
2,000,000	Vistra Operations Co. LLC, 144a, 5.050%, 12/30/26	2,002,611
2,000,000	Vistra Operations Co. LLC, 144a, 5.125%, 5/13/25	1,997,771
		4,000,382
	Information Technology — 0.6%
4,000,000	Microchip Technology, Inc., 4.250%, 9/1/25	3,983,356
	Total Corporate Bonds	$118,201,613
	Commercial Mortgage-Backed Securities — 15.3%
8,145,000	BHMS, Ser 2018-ATLS, Class A, 144a, (TSFR1M + 1.547%), 5.944%, 7/15/35(A)	8,134,868
1,181,081	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class A, 144a, (TSFR1M + 1.014%), 5.396%, 2/15/38(A)	1,157,476
8,495,000	BXMT Ltd. (Cayman Islands), Ser 2020-FL2, Class AS, 144a, (TSFR1M + 1.264%), 5.646%, 2/15/38(A)	8,430,089
7,200,000	BXP Trust, Ser 2017-CQHP, Class A, 144a, (TSFR1M + 0.897%), 5.295%, 11/15/34(A)	6,807,687
4,190,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class A, 144a, (TSFR1M + 1.367%), 5.765%, 12/15/37(A)	4,192,097
2,700,000	CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Class C, 144a, (TSFR1M + 1.497%), 6.145%, 12/15/37(A)	2,700,000

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 15.3% (Continued)
$ 579,064	Citigroup Commercial Mortgage Trust, Ser 2015-GC35, Class A2, 3.063%, 11/10/48	$ 572,568
6,235,000	Citigroup Commercial Mortgage Trust, Ser 2015-P1, Class AS, 4.033%, 9/15/48(A)(B)	6,168,378
56,000,000	Citigroup Commercial Mortgage Trust, Ser 2021-PRM2, Class XCP, 144a, 10/15/22(A)(B)(C)	0
1,369,187	COMM Mortgage Trust, Ser 2013-CR8, Class B, 144a, 3.520%, 6/10/46(A)(B)	1,365,012
1,859,625	COMM Mortgage Trust, Ser 2014-UBS3, Class XA, 0.444%, 6/10/47(A)(B)(C)	19
4,250,000	COMM Mortgage Trust, Ser 2015-CR22, Class A5, 3.309%, 3/10/48	4,224,081
1,874,000	COMM Mortgage Trust, Ser 2015-CR27, Class A4, 3.612%, 10/10/48	1,854,249
976,563	COMM Mortgage Trust, Ser 2015-PC1, Class A5, 3.902%, 7/10/50	973,278
4,218,899	CSAIL Commercial Mortgage Trust, Ser 2015-C3, Class A4, 3.718%, 8/15/48	4,184,765
4,450,000	CSAIL Commercial Mortgage Trust, Ser 2016-C5, Class A5, 3.757%, 11/15/48	4,399,819
1,159,125	CSMC, Ser 2020-NET, Class A, 144a, 2.257%, 8/15/37	1,129,674
638,069	CSMC Trust, Ser 2017-CHOP, Class A, 144a, (Prime Rate -2.306%), 5.444%, 7/15/32(A)	626,560
6,080,000	CSMC Trust, Ser 2017-PFHP, Class A, 144a, (TSFR1M + 0.997%), 5.395%, 12/15/30(A)	5,983,518
4,474,500	DBGS Mortgage Trust, Ser 2018-BIOD, Class B, 144a, (TSFR1M + 1.184%), 5.581%, 5/15/35(A)	4,435,348
2,862,570	Extended Stay America Trust, Ser 2021-ESH, Class B, 144a, (TSFR1M + 1.494%), 5.891%, 7/15/38(A)	2,864,359
598,221	GS Mortgage Securities Corp. Trust, Ser 2017-GPTX, Class A, 144a, 2.856%, 5/10/34	508,298
2,365,000	GS Mortgage Securities Trust, Ser 2015-GC28, Class B, 3.980%, 2/10/48	2,343,348
657,409	GS Mortgage Securities Trust, Ser 2015-GC34, Class AAB, 3.278%, 10/10/48	653,208
596,694	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Class AS, 3.216%, 4/15/46	544,153
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2016-JP4, Class A4, 3.648%, 12/15/49(A)(B)	971,651
1,300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2018-WPT, Class BFX, 144a, 4.549%, 7/5/33	1,105,753
1,396,071	Lstar Commercial Mortgage Trust, Ser 2016-4, Class A2, 144a, 2.579%, 3/10/49	1,383,250
6,124,000	Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Class A4, 3.325%, 5/15/49	5,997,864
3,000,000	Morgan Stanley Capital I Trust, Ser 2015-UBS8, Class A4, 3.809%, 12/15/48	2,957,455
5,661,653	Morgan Stanley Capital I Trust, Ser 2018-BOP, Class A, 144a, (TSFR1M + 0.897%), 5.295%, 8/15/33(A)	4,620,266
23,072	ReadyCap Commercial Mortgage Trust, Ser 2018-4, Class A, 144a, 3.390%, 2/27/51	22,978
1,390,382	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class A3, 3.290%, 5/15/48	1,382,660
3,995,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Class AS, 3.872%, 5/15/48(A)(B)	3,963,464
1,100,000	Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3, Class AS, 3.972%, 9/15/57(A)(B)	1,085,496
	Total Commercial Mortgage-Backed Securities	$97,743,689
	Commercial Paper — 12.1%
25,100,000	Cabot Corp., 4.501%, 1/2/25(D)	25,093,599
Principal Amount		Market Value
	Commercial Paper — 12.1% (Continued)
$ 5,000,000	Energy Transfer LP, 5.313%, 1/2/25(D)	$ 4,998,758
5,000,000	Intercontinental Exchange, Inc., 4.558%, 1/9/25(D)	4,994,604
8,700,000	McKesson Corp., 4.531%, 1/2/25(D)	8,697,838
6,300,000	New Jersey Natural Gas Co., 4.530%, 1/2/25(D)	6,298,491
22,400,000	Plains All American Pipeline LP, 4.501%, 1/2/25(D)	22,394,434
5,250,000	South Jersey Gas Co., 4.600%, 1/2/25(D)	5,248,695
	Total Commercial Paper	$77,726,419
	Non-Agency Collateralized Mortgage Obligations — 8.8%
428,726	Bear Stearns ARM Trust, Ser 2003-1, Class 5A1, 6.892%, 4/25/33(A)(B)††	428,538
95,859	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(A)(B)††	78,907
394,131	CIM Trust, Ser 2018-R3, Class A1, 144a, 5.000%, 12/25/57(A)(B)	392,739
712	Community Program Loan Trust, Ser 1987-A, Class A5, 4.500%, 4/1/29	710
6,799,958	CSMC Trust, Ser 2018-RPL9, Class A1, 144a, 3.850%, 9/25/57(A)(B)	6,638,100
1,042,327	GSR Mortgage Loan Trust, Ser 2003-13, Class 1A1, 6.409%, 10/25/33(A)(B)	1,033,090
44,164	JP Morgan Mortgage Trust, Ser 2006-A4, Class 2A2, 6.100%, 6/25/36(A)(B)	30,720
1,703,245	JP Morgan Mortgage Trust, Ser 2019-HYB1, Class A5A, 144a, 3.000%, 10/25/49(A)(B)	1,630,120
17,627	Merrill Lynch Mortgage Investors Trust, Ser 2004-1, Class 1A, 6.661%, 12/25/34(A)(B)	16,976
10,393	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (TSFR12M + 2.340%), 6.645%, 12/25/32(A)	10,293
140,318	Mill City Mortgage Loan Trust, Ser 2018-2, Class A1, 144a, 3.500%, 5/25/58(A)(B)	139,510
3,668,415	Mill City Mortgage Trust, Ser 2015-1, Class M3, 144a, 3.753%, 6/25/56(A)(B)	3,627,573
183,977	RFMSI Trust, Ser 2007-SA1, Class 1A1, 3.200%, 2/25/37(A)(B)	153,739
6,360,267	RMF Proprietary Issuance Trust, Ser 2019-1, Class A, 144a, 2.750%, 10/25/63(A)(B)	5,878,481
1,120,942	Sequoia Mortgage Trust, Ser 2013-7, Class B2, 3.505%, 6/25/43(A)(B)	1,070,546
1,010,596	Sequoia Mortgage Trust, Ser 2019-CH3, Class A13, 144a, 4.000%, 9/25/49(A)(B)	931,681
4,114,443	Starwood Mortgage Residential Trust, Ser 2020-3, Class A1, 144a, 1.486%, 4/25/65(A)(B)	3,980,247
5,458,100	Towd Point HE Trust, Ser 2021-HE1, Class A1, 144a, 0.918%, 2/25/63(A)(B)	5,319,915
2,650,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B1, 144a, 3.777%, 11/25/60(A)(B)	2,607,762
103,227	Towd Point Mortgage Trust, Ser 2015-2, Class 1M2, 144a, 3.777%, 11/25/60(A)(B)	102,878
1,701,079	Towd Point Mortgage Trust, Ser 2015-6, Class M1, 144a, 3.750%, 4/25/55(A)(B)	1,691,619
5,016,981	Towd Point Mortgage Trust, Ser 2016-1, Class M2, 144a, 3.500%, 2/25/55(A)(B)	4,914,390
2,438,439	Towd Point Mortgage Trust, Ser 2016-3, Class M1, 144a, 3.500%, 4/25/56(A)(B)	2,428,202
6,820,000	Towd Point Mortgage Trust, Ser 2016-3, Class M2, 144a, 4.000%, 4/25/56(A)(B)	6,743,097
1,614,424	Towd Point Mortgage Trust, Ser 2017-1, Class A2, 144a, 3.500%, 10/25/56(A)(B)	1,598,321

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 8.8% (Continued)
$ 1,750,000	Towd Point Mortgage Trust, Ser 2017-2, Class M1, 144a, 3.750%, 4/25/57(A)(B)	$ 1,713,413
3,293,656	Towd Point Mortgage Trust, Ser 2021-SJ2, Class A1A, 144a, 2.250%, 12/25/61(A)(B)	3,170,918
	Total Non-Agency Collateralized Mortgage Obligations	$56,332,485
	Municipal Bonds — 0.9%
	Other Territory — 0.8%
835,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 5/15/56(A)(B)	835,000
1,845,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 12/15/25(A)(B)	1,845,000
1,000,000	Taxable Municipal Funding Trust, Rev., 144a, 4.650%, 6/30/28(A)(B)	1,000,000
1,200,000	Taxable Municipal Funding Trust, Txbl Floaters Ser 2020 11, (LOC - Barclays Bank PLC), 144a, 4.650%, 9/1/30(A)(B)	1,200,000
		4,880,000
	Ohio — 0.1%
1,000,000	Franklin, OH, 5.875%, 12/9/25	1,009,252
	California — 0.0%
90,000	CA St Enterprise Dev Authority, Txbl Variable J Harris Indl Wt, (LOC - City National Bank), 144a, 4.780%, 9/1/41(A)(B)	90,000
	Total Municipal Bonds	$5,979,252
	U.S. Government Mortgage-Backed Obligations — 0.5%
69,555	FHLMC, Pool #1B7189, (RFUCCT1Y + 2.470%), 7.236%, 3/1/36(A)	71,019
61,548	FHLMC, Pool #1H1354, (1 Year CMT Rate +2.250%), 7.008%, 11/1/36(A)	63,649
25,269	FHLMC, Pool #1J1813, (RFUCCT1Y + 1.925%), 7.675%, 8/1/37(A)	25,733
74,411	FHLMC, Pool #1L0147, (1 Year CMT Rate +2.290%), 7.415%, 7/1/35(A)	76,302
28,145	FHLMC, Pool #1Q0080, (RFUCCT1Y + 1.661%), 7.082%, 1/1/36(A)	28,989
71,897	FHLMC, Pool #1Q0119, (RFUCCT1Y + 1.850%), 7.498%, 9/1/36(A)	73,990
57,497	FHLMC, Pool #1Q0187, (RFUCCT1Y + 1.789%), 7.076%, 12/1/36(A)	58,414
28,849	FHLMC, Pool #1Q0339, (RFUCCT1Y + 1.889%), 6.742%, 4/1/37(A)	29,223
46,190	FHLMC, Pool #1Q1303, (1 Year CMT Rate +2.250%), 7.015%, 11/1/36(A)	47,690
78,217	FHLMC, Pool #781515, (1 Year CMT Rate +2.250%), 6.704%, 4/1/34(A)	80,649
30,928	FHLMC, Pool #782760, (1 Year CMT Rate +2.250%), 7.263%, 11/1/36(A)	32,127
42,965	FHLMC, Pool #847795, (1 Year CMT Rate +2.275%), 6.932%, 4/1/35(A)	43,950
94,968	FHLMC, Pool #848539, (1 Year CMT Rate +2.288%), 6.871%, 4/1/37(A)	97,602
222,546	FHLMC, Pool #848583, (1 Year CMT Rate +2.303%), 6.797%, 1/1/36(A)	229,906
3,167	FHLMC, Pool #A92646, 5.500%, 6/1/40	3,188
4,371	FHLMC, Pool #C03505, 5.500%, 6/1/40	4,395
11,618	FHLMC, Pool #G01840, 5.000%, 7/1/35	11,535
33,728	FNMA, Pool #254868, 5.000%, 9/1/33	33,576
3,362	FNMA, Pool #256272, 5.500%, 6/1/26	3,333
12,929	FNMA, Pool #256852, 6.000%, 8/1/27	13,035
Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 0.5% (Continued)
$ 3,478	FNMA, Pool #323832, 7.500%, 7/1/29	$ 3,551
10,867	FNMA, Pool #665773, 7.500%, 6/1/31	10,884
38,548	FNMA, Pool #679742, (1 Year CMT Rate +2.480%), 6.942%, 1/1/40(A)	38,946
41,956	FNMA, Pool #725424, 5.500%, 4/1/34	42,316
176,615	FNMA, Pool #725490, (RFUCCT1Y + 1.597%), 6.739%, 4/1/34(A)	178,820
6,612	FNMA, Pool #735484, 5.000%, 5/1/35	6,554
35,899	FNMA, Pool #813170, (RFUCCT1Y + 1.575%), 6.039%, 1/1/35(A)	36,269
120,731	FNMA, Pool #815323, (RFUCCT6M + 1.529%), 7.105%, 1/1/35(A)	122,247
47,415	FNMA, Pool #820364, (RFUCCT1Y + 0.827%), 6.202%, 4/1/35(A)	46,975
51,596	FNMA, Pool #827787, (RFUCCT6M + 1.55%), 6.304%, 5/1/35(A)	52,426
25,906	FNMA, Pool #889060, 6.000%, 1/1/38	27,522
26,096	FNMA, Pool #889061, 6.000%, 1/1/38	27,060
1,720	FNMA, Pool #889382, 5.500%, 4/1/38	1,729
48,599	FNMA, Pool #922674, (RFUCCT1Y + 1.905%), 6.664%, 4/1/36(A)	50,128
16,606	FNMA, Pool #960376, 5.500%, 12/1/37	16,685
2,673	FNMA, Pool #AD0941, 5.500%, 4/1/40	2,692
18,347	FNMA, Pool #AE0363, 5.000%, 7/1/37	18,192
27,015	FNMA, Pool #AE5441, 5.000%, 10/1/40	26,911
7,074	FNMA, Pool #AI6588, 4.000%, 7/1/26	7,020
15,613	FNMA, Pool #AI8506, 4.000%, 8/1/26	15,490
37,138	FNMA, Pool #AL0211, 5.000%, 4/1/41	36,995
161,017	FNMA, Pool #AL0478, (RFUCCT1Y + 1.777%), 6.957%, 4/1/36(A)	166,313
77,856	FNMA, Pool #AL0543, 5.000%, 7/1/41	77,555
32,984	FNMA, Pool #AL1105, 4.500%, 12/1/40	31,967
7,635	FNMA, Pool #AL2591, 5.500%, 5/1/38	7,634
171,007	FNMA, Pool #AL5275, (RFUCCT6M + 1.505%), 6.596%, 9/1/37(A)	174,032
413,652	FNMA, Pool #AL7396, (RFUCCT6M + 1.532%), 6.731%, 2/1/37(A)	420,924
115,095	GNMA, Pool #80826, (1 Year CMT Rate +1.500%), 4.625%, 2/20/34(A)	116,268
51,455	GNMA, Pool #80889, (1 Year CMT Rate +1.500%), 4.875%, 4/20/34(A)	51,883
112,405	GNMA, Pool #81016, (1 Year CMT Rate +1.500%), 4.625%, 8/20/34(A)	113,136
121,914	GNMA, Pool #82760, (1 Year CMT Rate +1.500%), 4.625%, 3/20/41(A)	123,518
13,327	GNMA, Pool #MA2392, (1 Year CMT Rate +1.500%), 3.750%, 11/20/44(A)	13,338
164,506	GNMA, Pool #MA2466, (1 Year CMT Rate +1.500%), 3.750%, 12/20/44(A)	166,911
	Total U.S. Government Mortgage-Backed Obligations	$3,261,196
	Agency Collateralized Mortgage Obligations — 0.1%
86,689	FHLMC REMIC, Ser 2770, Class FH, (SOFR30A + 0.514%), 5.112%, 3/15/34(A)	85,891
169,595	FHLMC REMIC, Ser 4238, Class TL, 1.250%, 8/15/27	164,036
17,048	FNMA REMIC, Ser 2003-33, Class AM, 4.250%, 5/25/33	16,476
6,251	FNMA REMIC, Ser 2003-42, Class CA, 4.000%, 5/25/33	6,173
63,183	FNMA REMIC, Ser 2003-81, Class FE, (SOFR30A + 0.614%), 5.183%, 9/25/33(A)	62,805

Touchstone Ultra Short Duration Fixed Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.1% (Continued)
$ 143,257	FNMA REMIC, Ser 2009-32, Class BH, 5.250%, 5/25/39	$ 145,048
9,744	FNMA REMIC, Ser 2012-102, Class NA, 1.500%, 9/25/27	9,490
3,356	GNMA, Ser 2011-57, Class BA, 3.000%, 5/20/40	3,330
	Total Agency Collateralized Mortgage Obligations	$493,249
	U.S. Government Agency Obligations — 0.0%
24,470	Small Business Administration Pools, Pool #508374, (Prime Rate -2.500%), 5.500%, 4/25/28(A)	24,277
Shares
	Short-Term Investment Fund — 0.0%
71,685	Dreyfus Government Cash Management, Institutional Shares, 4.36%∞Ω	71,685
	Total Investment Securities—100.5% (Cost $645,743,091)	$644,170,705
	Liabilities in Excess of Other Assets — (0.5%)	(3,308,300)
	Net Assets — 100.0%	$640,862,405
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2024.
(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(C)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(D)	Rate reflects yield at the time of purchase.
††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2024.
Portfolio Abbreviations:
ARM – Adjustable Rate Mortgage
CLO – Collateralized Loan Obligation
CMT – Constant Maturity Treasury
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LLC – Limited Liability Company
LOC – Letter of Credit
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
RFUCCT1Y – FTSE USD IBOR Consumer Cash Fallbacks Term One year
RFUCCT6M – FTSE USD IBOR Consumer Cash Fallbacks Term Six months
SOFR – Secured Overnight Financing Rate
SOFR30A – Secured Overnight Financing Rate 30 Day Average
TSFR12M – Twelve Month Term Secured Overnight Financing Rate
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities were valued at $401,093,328 or 62.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$284,336,840	$—	$284,336,840
Corporate Bonds	—	118,201,613	—	118,201,613
Commercial Mortgage-Backed Securities	—	97,743,689	—	97,743,689
Commercial Paper	—	77,726,419	—	77,726,419
Non-Agency Collateralized Mortgage Obligations	—	56,332,485	—	56,332,485
Municipal Bonds	—	5,979,252	—	5,979,252
U.S. Government Mortgage-Backed Obligations	—	3,261,196	—	3,261,196
Agency Collateralized Mortgage Obligations	—	493,249	—	493,249
U.S. Government Agency Obligations	—	24,277	—	24,277
Short-Term Investment Fund	71,685	—	—	71,685
Total	$71,685	$644,099,020	$—	$644,170,705
See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments
December 31, 2024 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2024, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Ares Credit Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2024.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the Funds' valuation policies and procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”), and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE.  Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and are categorized in Level 2.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

Notes to Portfolios of Investments (Unaudited) (Continued)
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by the Adviser and adopted by the Funds' Board and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.